UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: January 31, 2016

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

ANNUAL REPORT DATED JANUARY 31, 2016

CONTENTS

Letter to Shareholders	1-4

Financial Statements

Schedule of Investments
Capital Income Fund	5-8
Growth Fund	9-11
Income Fund	12-15
Core Income Fund	16-18
Value Fund	19-21
Master Allocation Fund	22

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25-26

Financial Highlights
Capital Income Fund	27-29
Growth Fund	30-32
Income Fund	33-35
Core Income Fund	36-38
Value Fund	39-41
Master Allocation Fund	42-44

Notes to Financial Statements	45-56

Report of Independent Registered Public Accounting Firm	57

Expense Examples	70

Other Information	73

Dear Fellow Shareholders,

We are pleased to provide you with this annual report which discusses your API Funds and our market outlook, as well as our plans to continue to provide products and services that strive to meet the evolving needs of our shareholders and their financial advisors.

THE YEAR IN REVIEW

We hope that this review of market conditions over the last year will provide relevant context for your review of the information contained in this report. Among the major factors impacting the markets during this period were significant declines in oil and commodity prices, as well as interest rate uncertainty.

•	While the major indexes appeared positive for most of the year due to a few mega-cap stocks that produced solid returns, the rest of the market generally experienced negative returns.

•	As the Fed kept investors wondering about its plans concerning future interest rates, volatility increased while investor sentiment declined.

•	China unexpectedly responded to declining domestic growth by devaluing the Yuan, a move that effectively passed off their deflation to the rest of the world.

The U.S. Economy. The U.S. economy continued its pattern of slow-but-steady growth over the last 12-month period. While the economy took a brief pause during the frigid months of early 2015, it recovered to higher levels of growth in the second and third quarters. U.S. employment continued to experience steady gains over the past year, and lower gas prices helped to stimulate consumer spending.

A Word About Indexes. Market-weighted indexes like the S&P 500 held up relatively well last year thanks to the so-called FANG stocks—i.e., Facebook, Amazon, Netflix and Google. However, while these key issues increased significantly over the year, the index as a whole declined. The broader market—represented by indexes such as the Value Line Geometric Index that covers approximately 1,700 stocks—was down a staggering 11.2%. Meanwhile the median stock in the Russell 3000 stock index—which comprises nearly 98% of U.S. equities—finished down over 20% from its 52-week high.

[Source: “2016 Outlook—The Stealth Bear Is Revealed,” MKM Partners, January 3, 2016].

Interest Rates. Interest rates remained low by historical standards, with the 10-year Treasury rate remaining in the 1.60% to 2.50% range. Investors remained focused on when the U.S. Federal Reserve would finally increase the Federal Funds Rate from the near-zero level it had maintained since late 2008. The Federal Reserve raised interest rates 0.25% in December 2015.

Energy. Energy markets were a source of volatility, as oil prices declined and energy company earnings came under pressure.

The Global Economy. The potential for a debt default and exit from the Euro by Greece was averted with the mid-year implementation of a new bailout. By late August, however, China had replaced Greece as the main source of anxiety for investors. In response to significantly declining economic growth, the government of the world’s most populous country took steps to weaken their currency and adopt other simulative measures aimed at reinvigorating growth.

The Market Impact. The strains and uncertainty in the market, both domestically and abroad, led to the first broad stock market correction—i.e., a decline of more than 10%—in approximately four years.

For the 12-month period ending January 31, 2016:

•	the Dow Jones Conservative Relative Risk was -1.68%

•	the MSCI World Index, which represents international market equities, dropped 4.55%

•	the Barclays U.S. Aggregate Bond Index was -0.16%.

YOUR FUNDS

API Capital Income Fund

API Growth Fund

API Value Fund

API Master Allocation Fund:

For the fiscal year ended January 31, 2016, the Class L Shares for the Capital Income Fund (AFDDX) had a total return of -7.45%; Growth Fund (APITX) had a total return of -7.12%; Value Fund (YCVTX) had a total return of -8.42%; and the Master Allocation Fund (APILX) had a total return of -8.40% vs. a total return of -4.55% for the MSCI World Free GTR Index over the same period. These Funds’ performance during the year was enhanced by their investments in large mega stocks and, conversely, hurt by their investments in mid and small cap stocks. In fact, the primary reason these Funds underperformed their benchmark index for the fiscal year was that the portfolios equally weight small, mid and large market caps while the market cap weighting of the index favors mega cap stocks. The MSCI index contains the top ten constituents that make up 9.9% of the index. Our strategy has historically worked well, or tends to work well when total market breadth is spread between all market capitalizations, or small and/or mid-caps outperform large capitalizations.

API Income Fund:

For the fiscal year ended January 31, 2016, the Income Fund’s Class L Shares (AFFIX) had a total return of -9.28% vs. a total return of -1.68% for the Dow Jones Conservative Relative Risk Index over the same period. The Fund’s performance during the year was enhanced by its investments in: equities (issues that are particularly defensive in nature, like utilities and telecom, provided the best performance); structured notes; baby bonds; and more highly secured 1st lien notes. Baby bonds are tax-exempt, fixed income securities issued in small denominations (maximum face value of $5,000) that generally enhance the attraction to the average retail investor. The Fund’s performance was hurt during the year by its investments in out-of-benchmark sectors, which were significant detractors from excess returns as Business Development Companies, REITs, levered loans and high yield sectors (including closed end funds) were limited by security selection. Additionally, metals, mining, commodities, energy, oil and gas, which detracted from relative performance and limited excess performance, also contributed to the Fund’s underperformance of its benchmark index for the fiscal year.

API Core Income Fund:

For the fiscal year ended January 31, 2016, the Core Income Fund’s Class L Shares (AFMMX) had a total return of -3.73% vs. a total return of -0.16% for the Barclays U.S. Aggregate Index over the same period. The Fund’s performance during the year was enhanced by its investments in investment grade bonds, structured notes, baby bonds and more highly secured 1st lien notes. The Fund’s performance was hurt during the year by its investments in out-of-benchmark sectors, which were significant detractors from excess return as levered loans and high yield sectors (including closed end funds) were limited by security selection. Additionally, metals, mining, commodities, energy, oil and gas, which detracted from relative performance and limited excess performance, also contributed to the Fund’s underperformance of its benchmark index for the fiscal year. Due to the increased volatility in this Fund, we have tightened up exposure to the more volatile areas with a focus on investment grade and highly secured, asset heavy, front-end debt that we believe may provide shareholders with a more secure and stable NAV while also providing an attractive yield. Front-end debt is defined as the first bonds to mature that have been issued by a company.

Beginning on page 59 of the Annual Report, you will find a line graph and performance bar chart relating to each share class of each Fund. The line graphs show the growth of $10,000 over the last ten years (or life of the Fund, if shorter) for each Fund and compares that growth to the growth of $10,000 invested in the benchmark index over the same period. The Bar Graph shows each Fund’s Average Annual Total Return for one, five and ten year periods, or life of the Fund, if shorter. We urge you to review these graphs to gain a better understanding of how your Fund is performing.

LOOKING AT THE YEAR AHEAD

Equities. We believe that the current interest rate environment in the U.S will make 2016 a volatile and challenging year for equities. Looking at the S&P 500, we expect earnings for the year will struggle to exceed expectations since the rise of the U.S. dollar will hurt many of the larger names in the index. We also anticipate that information technology, financials and healthcare will outperform other sectors. In addition, non-U.S. equities could potentially outperform domestic equities due to the global liquid monetary policy and rising rates in the U.S.

We would also like to add that, while we think the mega-cap technology companies could prove to be solid investments in the long term, the current levels of return are typically not supported by underlying fundamental growth rates. In fact, historically, small- and mid-cap names have beaten large caps over market cycles of five years or more. We would advise investors to carefully consider the value of broad-based index funds unless mega-cap companies continue to outperform the rest of the market.

High Yield Markets. The end of 2015 saw a sell-off in the high yield markets triggered by a combination of technical issues and a move by investors to harvest losses. As a result, we believe that high yield investments are currently undervalued and present an opportunity for investors.

Business Development Companies. BDCs had a tough time in 2015 with the oil sell off increasing fears of default. However, we feel that the current average Business Development Company price to Net Asset Value is an 18% discount to book value, which shows an already factored-in rise of default rates. The bottom line is that 2016 could be a promising year for these income-producing securities.

Oil. As the global economy experiences ongoing supply and demand issues, we feel that oil prices will continue to test new lows in 2016. As long as the members of OPEC, led by Saudi Arabia, resist cutting production levels, we anticipate that oil prices will stabilize within a range of mid-40 dollars a barrel to mid-50 dollars a barrel.

Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

API FUNDS EVOLVING TO REFLECT CHANGING MARKETS AND INVESTOR NEEDS

Over the next few months, API Funds will be making changes and additions to our offerings to better serve our shareholders.

New Names for the API Core Income Fund and API Income Fund. Pending board approval, the Core Income Fund will become the API Short-Term Bond Fund, while the Income Fund will be renamed the API Multi-Asset Income Fund. The management team believes that the new names more properly communicate the goal and investment composition of each of these funds. The name change does not reflect a change in the goals or investment strategy of either of the funds. It will have no impact on shareholders’ accounts.

The API Short-Term Bond Fund seeks to: invest in investment grade securities; maintain a short average duration; limit volatility in the fund’s net asset value (NAV); and preserve capital while providing monthly current income to shareholders. The management team pursues quality, first-lien, secured investments and front-end paper in its efforts to meet these portfolio objectives.

The API Multi-Asset Income Fund invests in the full range of income securities across all market capitalizations and asset classes, including fixed-income, equities, investment companies, REITs and preferred stocks. Since the fund can invest globally in all market capitalizations, API is able to seek securities that offer the highest level of income, while also providing liquidity, credit risk diversity and outstanding investment opportunities.

API Value Fund Merging into the API Capital Income Fund. Both the API Value Fund and the API Capital Income Fund invest in valued oriented investments with a dividend focus. Although both funds have very similar investment styles and objectives, there is currently no overlap in the investment holdings of the funds. The management team believes that combining the portfolios will:

•	create a clearer differentiation between funds

•	increase fund size and provide shareholders the advantage of a lower expense ratio

•	provide greater investment diversification and the potential for improved earnings.

The merger, which is intended to be a tax-free reorganization, will have no impact on shares in the Capital Income Fund and the Fund will continue to pay quarterly dividends after the merger. Accounts transferred from the Value Fund will reflect the NAV of the Capital Income Fund at the time of conversion, with a corresponding adjustment to the number of shares held. There will be no change in the overall value of those accounts.

Protecting Your Financial Future. We firmly believe that, in addition to your active involvement in the investment process, a financial advisor is a key resource to help you build a complete picture of your current and future financial needs. Financial advisors can provide professional expertise, as well as an understanding of the market’s history and factors such as long-term returns and the volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report.

On behalf of API Funds and Portfolios, I would like to thank you for your continued support and confidence in our products. We value the trust you have placed in us and look forward to continuing to serve you and your financial advisor in the future.

Sincerely,

David D. Basten
Founder & Chief Executive Officer
API Funds and Portfolios

Investing involves risk, including loss of principal. Diversification does not ensure a profit or guarantee against loss. High yield securities are subject to greater levels of interest rate, credit and liquidity risk. BDCs have significant market, credit and liquidity risks. In general, as prevailing interest rates rise, fixed income securities prices will fall.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. The Performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC. (Member FINRA)

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2016

	Principal/ Shares	Value
COMMON STOCKS — 88.7%
Consumer Discretionary — 9.8%
Coach, Inc.	3,100	$114,855
Darden Restaurants, Inc.	2,000	126,120
Ford Motor Company	7,000	83,580
Garmin Ltd.	3,000	105,540
GKN plc	45,000	178,650
Greene King PLC	14,950	187,623
Hennes & Mauritz AB	13,500	87,615
InterContinental Hotels Group PLC	5,600	185,584
Kohl’s Corporation	2,300	114,425
Mattel, Inc.	4,000	110,360
McDonald’s Corp.	1,500	185,670
MDC Partners, Inc.	12,300	240,342
Omnicom Group, Inc.	2,500	183,375
ProSiebenSat.1 Media SE	9,500	118,275
Regal Entertainment Group	5,200	89,700
Shaw Communications, Inc.	5,000	86,400
Six Flags Entertainment Corporation	4,500	226,215
Speedway Motorsports, Inc.	5,000	94,350
Target Corporation	2,800	202,776
Toyota Motor Corporation	850	102,026
Viacom, Inc. Class B	2,250	102,690
Whitbread PLC	1,700	96,900
World Wrestling Entertainment, Inc.	6,000	107,400
WPP plc	1,100	119,680

		3,250,151

Consumer Staples — 9.9%
Altria Group, Inc.	2,500	152,775
Anheuser-Busch InBev NV	1,100	138,424
Archer-Daniels-Midland Company	1,900	67,165
British American Tobacco PLC	1,800	199,818
Coca Cola Co.	2,900	124,468
ConAgra Foods, Inc.	3,700	154,068
Diageo Plc ADR	1,800	193,806
General Mills, Inc.	2,500	141,275
Imperial Tobacco Group plc	1,000	108,365
Kellogg Corporation	1,500	110,160
Kimberly-Clark Corporation	1,300	166,946
Kimberly-Clark de Mexico, S.A.B. de C.V.	69,000	165,600
Kraft Heinz Company	2,000	156,120
Mondelez International, Inc.	5,000	215,500
Nestle SA	2,500	184,350
Philip Morris International, Inc.	1,800	162,018
Procter & Gamble Company	1,500	122,535
Reckitt Benckiser Group PLC	9,000	161,640
Reynolds American, Inc.	3,500	174,825
Sysco Corporation	5,000	199,050
Walgreens Boots Alliance, Inc.	1,800	143,496
Woolworths Limited	3,300	54,516

		3,296,920

Energy — 3.6%
Chevron Corporation	2,550	220,499
China Petroleum & Chemical Corporation	2,860	161,047
Eni S.p.A. ADR	3,000	86,850
Royal Dutch Shell PLC	3,600	158,148
Suncor Energy, Inc.	6,900	162,495
Total SA ADR	4,042	179,141
TransCanada Corp.	4,000	138,240
Williams Companies, Inc.	5,500	106,150

		1,212,570

Financials — 12.6%
Aberdeen Asset Management plc	23,300	81,084
Aflac, Inc.	2,000	115,920
Allianz SE	11,000	178,200
Aviva plc ADR	15,000	207,000
AXA SA	8,700	214,020
Banco Santander SA	19,876	83,280
BB&T Corporation	5,800	189,428
BGC Partners, Inc. Class A	12,000	109,800
BlackRock, Inc.	500	157,130
Blue Capital Holdings Ltd.	6,191	111,686
Canadian Imperial Bank of Commerce	1,800	116,730
Charles Schwab Corporation	5,000	127,650
CME Group, Inc.	1,300	116,805
Erie Indemnity Co.	1,500	144,165
Flushing Financial Corporation	7,000	154,000
Horace Mann Educators Corporation	3,000	92,160
HSBC Holdings plc	3,300	116,820
JPMorgan Chase & Co.	3,500	208,250
M & T Bank Corp.	2,000	220,360
Maiden Holdings, Ltd.	10,000	128,000
Manulife Financial Corporation	8,000	110,880
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	173,160
OceanFirst Financial Corp.	7,000	124,040
SCOR SE	30,000	106,800
Societe Generale SA	2,400	91,464
Standard Chartered plc	13,500	90,585
State Auto Financial Corp.	5,500	120,065
Svenska Handelsbanken AB	12,000	75,240
Swedbank AB	4,000	84,040
T. Rowe Price Group, Inc.	3,000	212,850

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Westpac Banking Corporation	5,300	$116,335

		4,177,947

Health Care — 6.2%
AbbVie, Inc.	1,900	104,310
Astrazeneca PLC	6,400	206,208
Becton, Dickinson and Company	950	138,102
Bristol-Myers Squibb Company	3,000	186,480
Eli Lilly & Co.	1,400	110,740
GlaxoSmithKline PLC	5,000	206,450
Johnson & Johnson	1,100	114,884
Merck & Co., Inc.	4,500	228,015
Novartis AG	2,100	163,737
Pfizer, Inc.	5,900	179,891
Roche Holding AG	5,900	191,278
Sanofi ADR	5,500	229,020

		2,059,115

Industrials — 12.8%
Adecco SA*	3,500	107,310
Airbus Group SE	1,700	106,488
Aircastle Ltd.	9,500	163,115
Atlantia S.p.A.	13,500	177,120
Bouygues SA	2,800	109,396
Brambles Limited	7,400	117,142
Caterpillar, Inc.	2,400	149,376
CLARCOR Inc.	2,700	126,522
Covanta Holding Corporation	10,000	141,400
CSX Corporation	3,700	85,174
Deere & Company	1,500	115,515
Emerson Electric Co.	3,700	170,126
Experian PLC	6,400	110,080
Fly Leasing Ltd.	15,200	178,752
General Dynamics Corporation	1,300	173,901
General Electric Company	6,000	174,600
Healthcare Services Group, Inc.	3,500	123,795
HNI Corporation	3,500	119,070
Hopewell Holdings Limited	41,000	123,410
Illinois Tool Works, Inc.	1,300	117,091
International Consolidated Airlines Group SA	12,500	96,125
Knoll, Inc.	4,500	82,575
Lockheed Martin Corporation	800	168,800
Macquarie Infrastructure Corporation	2,000	134,120
Nielsen Holdings PLC	3,500	168,560
Norfolk Southern Corp.	1,300	91,650
Republic Services, Inc.	2,300	100,510
Royal Mail plc	8,400	112,392
Schneider Electric SE	8,900	94,785
Sydney Airport	11,000	51,700
3M Co.	800	120,800
United Parcel Service, Inc.	1,000	93,200
Vinci SA	10,600	179,882
Wolseley plc	15,000	75,450

		4,259,932

Information Technology — 5.8%
ASML Holding N.V.	1,500	137,760
Broadridge Financial Solutions, Inc.	2,200	117,832
Electrocomponents plc	27,400	81,652
Ericsson (LM) Telephone Co.	11,500	102,350
IAC/InterActiveCorp	1,500	77,910
Intersil Corporation	10,000	130,000
KLA-Tencor Corporation	2,100	140,679
Linear Technology Corporation	3,200	136,736
Maxim Integrated Products, Inc.	3,000	100,200
Microchip Technology, Inc.	2,200	98,582
Microsoft Corporation	4,000	220,360
Paychex, Inc.	3,500	167,510
QUALCOMM, Inc.	1,800	81,612
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	100,575
Texas Instruments, Inc.	2,200	116,446
Xilinx, Inc.	2,500	125,675

		1,935,879

Materials — 4.5%
Air Products and Chemicals, Inc.	1,000	126,710
Akzo Nobel N.V.	1,700	108,443
Dow Chemical Company	3,925	164,850
E. I. du Pont de Nemours and Company	2,500	131,900
International Paper Company	2,400	82,104
LyondellBasell Industries NV	2,000	155,940
Monsanto Corporation	1,400	126,840
Nucor Corporation	4,100	160,187
Olin Corporation	6,939	117,547
Smurfit Kappa Group PLC	4,300	93,181
Sonoco Products Co.	3,500	138,285
WestRock Company	2,200	77,616

		1,483,603

Real Estate Investment Trusts — 7.2%
Agree Realty Corp.	4,000	147,680
Apollo Residential Mortgage, Inc.	7,000	75,950
CBL & Associates Poperties, Inc.	9,000	96,750
City Office REIT, Inc.	20,000	235,000
Colony Capital, Inc.	8,000	137,840

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Corrections Corporation of America	5,000	$144,050
Crown Castle International Corp.	1,800	155,160
Gramercy Property Trust, Inc.	12,759	93,268
New Senior Investment Group, Inc.	10,000	91,900
New York REIT, Inc.	8,600	88,408
Outfront Media, Inc.	5,000	108,750
PennyMac Mortgage Investment Trust	6,500	88,075
Physicians Realty Trust	7,000	119,490
Plum Creek Timber Company, Inc.	2,500	101,275
Preferred Apartment Communities, Inc.	9,000	108,450
Rayonier, Inc.	4,500	94,905
Redwood Trust, Inc.	7,000	75,390
Ryman Hospitality Properties, Inc.	2,600	122,070
Spirit Realty Capital, Inc.	13,000	136,240
Summit Hotel Properties, Inc.	8,000	81,200
Two Harbors Investment Corp.	14,400	109,440

		2,411,291

Telecommunication Services — 7.7%
A T & T, Inc.	6,500	234,390
BCE, Inc.	7,000	282,100
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	87,098
Cogent Communications Holdings, Inc.	5,000	167,050
Deutsche Telekom AG	5,800	101,036
Millicom International Cellular S.A.	1,900	83,410
MTN Group Limited	10,500	93,135
NTT DOCOMO, Inc. ADR	5,000	112,750
Singapore Telecommunications Limited	5,000	123,500
Swisscom AG	2,700	133,650
TDC A/S	24,000	102,480
Telefonica S.A.	11,314	118,684
Telenor ASA	2,300	112,263
TeliaSonera AB	10,000	93,900
Telstra Corporation Limited	7,000	139,510
TELUS Corporation	5,600	155,288
Verizon Communications, Inc.	4,409	220,318
Vodafone Group PLC	6,000	193,200

		2,553,762

Utilities — 8.6%
AGL Resources, Inc.	2,200	139,832
American Electric Power Company, Inc.	3,000	182,910
California Water Service Group	5,000	125,450
CMS Energy Corporation	6,500	252,720
Dominion Resources, Inc.	2,500	180,425
DTE Energy Company	1,500	127,515
Duke Energy Corporation	2,800	210,840
Electricite de France	9,800	25,480
Enagas SA	10,700	153,866
Exelon Corporation	5,900	174,463
FirstEnergy Corp.	3,300	109,098
Iberdrola S.A.	5,200	146,484
National Grid PLC	2,000	141,620
NextEra Energy, Inc.	1,600	178,736
Pinnacle West Capital Corp.	2,700	179,037
SCANA Corp.	3,000	188,850
Snam S.p.A.	20,000	112,000
SSE PLC	4,100	84,706
United Utilities Group PLC	5,100	139,332

		2,853,364

Total Common Stocks		29,494,534

CORPORATE BONDS & NOTES — 0.9%
Structured Notes — 0.9%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	282,763

Total Corporate Bonds & Notes		282,763

INVESTMENT COMPANIES — 10.2%
Business Development Companies — 1.7%
Ares Capital Corp.	13,000	180,700
Hercules Technology Growth Capital, Inc.	10,000	109,800
Monroe Capital Corporation	13,000	148,980
Triangle Capital Corporation	5,800	103,994
TriplePoint Venture Growth BDC Corp.	3,500	36,995

		580,469

Exchange Traded Funds — 7.1%
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	88,200
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	4,000	104,280
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	5,200	90,792
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	173,600
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	90,850
iShares International Select Dividend ETF	7,000	191,100
iShares MSCI Australia ETF	5,000	88,200
iShares MSCI Pacific ex-Japan ETF	5,200	183,976
iShares MSCI Singapore ETF	5,000	46,950
Schwab International Equity ETF	3,600	93,852
Schwab International Small-Cap Equity ETF	3,500	93,975
SPDR Euro STOXX 50 ETF	3,000	96,990
Vanguard FTSE Developed Markets ETF	2,800	97,132

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Vanguard FTSE Europe ETF	4,550	$214,169
Wilshire Micro-Cap ETF	7,500	174,075
WisdomTree Europe Hedged Equity Fund	2,000	103,980
WisdomTree International Equity Fund	4,500	199,800
WisdomTree Europe SmallCap Dividend Fund	4,200	222,012

		2,353,933

Money Market Funds — 1.4%
Fidelity Institutional Money Market Portfolio	460,773	460,773

Total Investment Companies		3,395,175

PREFERRED STOCKS — 0.2%
Real Estate Investment Trusts — 0.2%
Wheeler Real Estate Investment Trust, Inc., 9% Preferred Series B	50,000	73,000

Total Preferred Stocks		73,000

Total Investments — 100.0% (cost $31,869,688)		33,245,472
Liabilities in Excess of Other Assets — Less Than 0.05%		(3,439)

Net Assets — 100.0%		$33,242,033

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2016

	Shares	Value
COMMON STOCKS — 79.2%
Consumer Discretionary — 17.4%
Accor SA	25,000	$189,500
Amazon, Inc.*	500	293,500
Amer Sports Oyj	8,600	234,522
Autoliv, Inc.	2,500	256,950
AutoZone, Inc.*	420	322,304
Bandai Namco Holdings, Inc.	13,000	292,110
Christian Dior SA	1,380	232,930
Drew Industries, Inc.	4,700	269,780
Fuji Heavy Industries Ltd.	4,000	327,840
Gentherm, Inc.*	6,000	240,060
Grupo Televisa S.A.B.	7,000	185,360
Hermes International	875	297,238
Lear Corporation	3,000	311,490
Liberty Broadband Corporation Class A*	5,300	252,280
Liberty Broadband Corporation Class C*	5,300	249,100
Liberty Global plc Class A*	5,000	172,050
Liberty Global plc Series C*	7,400	246,494
Liberty Interactive Corporation*	8,000	208,480
Liberty Media Corporation Class A*	7,200	263,664
Liberty Media Corporation Class C*	3,200	113,888
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	223,300
Liberty Ventures Series A*	4,637	182,373
LKQ Corporation*	13,100	358,940
Lowe’s Companies, Inc.	3,600	257,976
LVMH Moet Hennessey Louis Vuitton SA	6,200	200,508
Naspers Limited	2,000	252,200
Nathan’s Famous, Inc.	6,000	322,380
Nike, Inc. Class B	4,900	303,849
Nitori Holdings Co., Ltd.	3,500	278,985
O’Reilly Automotive, Inc.*	1,500	391,350
Panera Bread Co.*	1,600	310,400
Publicis Groupe SA	10,500	157,395
Rakuten, Inc.	16,500	172,755
RELX NV	16,918	283,546
Sekisui Chemical Co., Ltd.	21,000	252,210
Signet Jewelers Ltd.	2,400	278,400
Starbucks Corporation	6,400	388,928
Starz — A*	8,000	227,440
Tesla Motors, Inc.*	1,000	191,200
Thor Industries, Inc.	5,000	262,150
Toyota Motor Corporation	1,800	216,054
Tractor Supply Company	4,000	353,240
TripAdvisor, Inc.*	2,900	193,604
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,900	344,223
Yue Yuen Industrial (Holdings) Limited	14,500	249,183

		11,612,129

Consumer Staples — 2.8%
Costco Wholesale Corporation	2,300	347,576
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	256,014
J. Sainsbury plc	16,000	224,160
L’Oreal SA	7,000	239,435
Nestle SA ADR	2,900	213,846
Pernod Ricard SA	11,000	257,840
Remy Cointreau SA	4,100	293,970

		1,832,841

Energy — 0.9%
U.S. Silica Holdings, Inc.	16,500	307,725
Valero Energy Corporation	3,900	264,693

		572,418

Financials — 9.4%
AIA Group Ltd.	10,000	221,900
Allied World Assurance Comapny Holdings Ltd.	6,000	219,540
Aon plc	3,400	298,622
Aspen Insurance Holdings Ltd.	6,700	311,617
Atlas Financial Holdings, Inc.*	13,000	226,460
Axis Capital Holdings Ltd.	5,000	269,550
Bank of China Ltd.	555,000	216,450
Bank of Communications Co. Ltd.	375,000	228,750
Brookfield Asset Management, Inc.	9,000	269,640
Chubb Limited	2,500	282,675
Evercore Partners, Inc. Class A*	5,000	225,850
Hanover Insurance Group, Inc.	4,000	325,960
Henderson Land Development Company Limited	41,250	222,338
Manning & Napier, Inc.	20,000	164,800
Markel Corp.*	400	336,184
Moody’s Corp.	2,500	222,850
Noah Holdings Ltd.*	9,500	243,295
Northern Trust Corporation	4,000	248,320
Ping An Insurance (Group) Company of China Limited	23,000	209,070
Prudential plc	10,500	204,645
Raymond James Financial, Inc.	5,000	219,050
Remgro Ltd.	11,000	173,800
Safety Insurance Group, Inc.	4,000	225,680
Sampo Oyj	10,600	255,990
Stifel Financial Corp.*	5,000	167,300
Tokio Marine Holdings, Inc.	7,800	273,702

		6,264,038

Health Care — 9.7%
Alkermes PLC*	4,000	128,040
Allergan plc*	1,100	312,873

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Bayer AG	1,700	$191,046
BioMerieux	2,200	276,474
Bruker Corporation*	16,000	357,280
Celgene Corporation*	2,100	210,672
Centene Corporation*	5,000	310,300
Chemed Corporation	2,400	336,768
Essilor International SA	4,200	261,366
Express Scripts Holding Company*	3,600	258,732
Fresenius Medical Care AG & Co. KGaA	6,800	302,532
Genmab A/S*	2,600	324,220
ICON PLC*	4,100	270,887
Mylan, Inc.*	4,800	252,912
Novo Nordisk A/S ADR	5,000	279,350
Perrigo Company plc	992	143,423
Prestige Brands Holdings, Inc.*	6,800	317,424
Regeneron Pharmaceuticals, Inc.*	700	294,063
Roche Holding AG	6,000	194,520
Sinopharm Group Co.	60,500	212,355
Sirona Dental Systems, Inc.*	2,800	297,612
STERIS Corporation	4,500	311,580
UCB SA	2,800	238,504
Universal American Corp.	29,000	183,280
Zoetis, Inc.	5,500	236,775

		6,502,988

Industrials — 13.6%
Aircastle Ltd.	14,000	240,380
Allegion PLC	5,100	308,856
Ashtead Group Plc	3,900	199,095
Assa Abloy AB	27,300	288,561
Canadian Pacific Railway Limited	1,500	179,595
Copart, Inc.*	7,000	234,570
Danaher Corporation	3,100	268,615
Embraer SA ADR	6,500	187,070
Federal Signal Corporation	18,000	266,220
Fortune Brands Home & Security, Inc.	6,500	315,835
Gamesa Corporacion Tecnologica, S.A.	14,000	259,560
GEA Group AG	4,700	197,071
Hexcel Corp.	5,900	244,142
Honeywell International, Inc.	2,600	268,320
IDEX Corporation	3,300	239,283
Landstar Systems, Inc.	4,300	246,863
Mathews International Corporation	6,000	299,460
Minebea Co., Ltd.	22,000	167,860
Nippon Yusen Kabushiki Kaisha	45,000	182,700
Park-Ohio Holdings Corp.	4,700	134,091
PGT, Inc.*	28,500	279,300
Quanex Building Products Corporation	14,000	259,140
Rockwell Collins, Inc.	3,400	274,992
Ryanair Holdings PLC	3,046	238,654
Secom Co. Ltd.	16,000	279,200
SGS SA	11,300	219,220
SMC Corporation	900	198,648
Teledyne Technologies, Inc.*	3,000	243,750
Toro Company	4,500	335,340
TriMas Corporation*	7,700	133,133
Universal Forest Products, Inc.	4,000	275,560
U.S. Ecology, Inc.	6,500	220,805
Viad Corp.	10,000	294,700
Wabash National Corporation*	24,000	265,440
Wabtec Corp.	3,600	230,220
Waste Connnections, Inc.	6,000	359,820
Woodward, Inc.	5,500	254,045

		9,090,114

Information Technology — 20.0%
Accenture plc	3,600	379,944
Alliance Data Systems Corporation*	1,000	199,790
Alphabet, Inc. Class A*	250	190,338
Alphabet, Inc. Class C*	250	185,738
Amadeus IT Holding SA	6,100	248,758
Amdocs Ltd.	5,000	273,700
AMS AG	6,500	178,100
ANSYS, Inc.*	3,000	264,570
Apple, Inc.	2,500	243,350
Automatic Data Processing, Inc.	3,500	290,815
Benefitfocus, Inc.*	7,000	204,120
CACI International, Inc. Class A*	3,100	257,517
Cadence Design Systems, Inc.*	14,300	279,708
Cardtronics, Inc.*	6,500	200,265
CDK Global, Inc.	5,500	242,275
CDW Corporation of Delaware	8,000	307,600
Cielo SA	17,856	152,490
Criteo SA*	7,000	207,060
eBay, Inc.*	9,000	211,140
Electronic Arts, Inc.*	4,500	290,453
Ellie Mae, Inc.*	5,300	370,099
Facebook, Inc.*	3,300	370,293
Factset Research Systems, Inc.	2,000	301,400
Fidelity National Information Services, Inc.	4,000	238,920
Fleetmatics Group PLC*	6,700	290,847
Gartner, Inc.*	3,000	263,670
Genpact Limited*	12,000	287,040
Harris Corp.	3,600	313,092
Hexagon AB	7,450	246,521
Infosys Limited	14,000	250,740

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Intel Corporation	8,400	$260,568
Intuit, Inc.	3,000	286,530
IPG Photonics Corporation*	2,800	226,324
j2 Global, Inc.	3,700	268,287
Juniper Networks, Inc.	10,000	236,000
Littlefuse, Inc.	2,700	275,130
Mobileye N.V.*	6,300	170,919
Nintendo Co., Ltd.	18,300	321,531
Oracle Corp.	6,200	225,122
Palo Alto Networks, Inc.*	1,600	239,184
PTC, Inc.*	6,500	192,465
SAP SE	3,400	271,320
Silicon Motion Technology Corporation	9,300	289,137
Synchronoss Technologies, Inc.*	5,000	153,200
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	223,500
Take-Two Interactive Software, Inc.*	9,000	312,300
Tokyo Electron Limited	16,500	268,785
U-Blox AG*	1,300	260,962
Ultimate Software Group, Inc.*	1,500	263,445
Vantiv, Inc.*	6,500	305,825
WebMD Health Corp.*	6,500	332,215
Wipro Limited	19,400	227,368

		13,350,470

Materials — 3.9%
Agrium, Inc.	2,500	217,175
Air Liquide SA	10,000	206,200
CF Industries Holdings, Inc.	4,250	127,500
Fibria Celulose S.A.	24,500	270,725
FMC Corp.	6,000	214,320
Givaudan SA	7,100	265,185
LafargeHolcim, Limited	17,850	150,654
NewMarket Corp.	600	227,562
Novozymes A/S	5,700	237,063
PPG Industries, Inc.	2,600	247,312
Steel Dynamics, Inc.	11,100	203,685
Stora Enso Oyj	28,000	227,640

		2,595,021

Telecommunication Services — 1.2%
A T & T, Inc.	6,622	238,789
Chunghwa Teleccom Co., Ltd.	8,500	264,520
KDDI Corporation	12,000	291,600

		794,909

Utilities — 0.3%
Ormat Technologies, Inc.	6,300	223,020

Total Common Stocks		52,837,948

	Principal/ Shares	Value
INVESTMENT COMPANIES — 9.3%
Exchange Traded Funds — 8.2%
BLDRS Europe 100 ADR Index Fund	10,000	192,301
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	242,550
First Trust Europe AlphaDEX Fund	9,000	247,140
First Trust Switzerland AlphaDEX Fund	7,000	260,400
Guggenheim China All-Cap ETF	9,000	193,590
iShares Core MSCI Emerging Markets ETF	5,500	205,370
iShares Latin American 40 ETF	12,000	246,240
iShares MSCI Brazil Capped ETF	12,000	237,960
iShares MSCI EAFE Growth ETF	3,500	223,860
iShares MSCI EAFE Small Cap ETF	5,500	257,565
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	220,900
iShares MSCI India ETF	8,400	218,736
iShares MSCI Israel Capped ETF	5,100	234,957
iShares MSCI Japan Small Cap ETF	4,500	252,675
iShares MSCI Kokusai ETF	4,600	225,170
iShares MSCI Mexico Capped ETF	5,000	241,950
iShares MSCI Thailand Capped ETF	3,000	183,900
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	188,364
Schwab Emerging Markets Equity ETF	13,300	245,784
Vanguard FTSE All World ex-U.S. ETF	6,000	245,700
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,500	216,625
Vanguard FTSE Europe ETF	4,500	211,815
Vanguard MSCI Pacific ETF	4,000	213,160
WisdomTree International SmallCap Dividend Fund	4,500	246,825

		5,453,537

Money Market Funds — 1.1%
Fidelity Institutional Money Market Portfolio	761,630	761,630

Total Investment Companies		6,215,167

U. S. TREASURY NOTES & BONDS — 11.6%
U.S. Treasury Note, 1%, due 2/15/18	$7,700,000	7,728,272

Total U.S. Treasury Notes & Bonds		7,728,272

Total Investments — 100.1% (cost $57,068,910)		66,781,387
Liabilities in Excess of Other Assets — 0.1%		(88,168)

Net Assets — 100.0%		$66,693,219

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2016

	Principal/ Shares	Value
COMMON STOCKS — 24.5%
Energy — 0.0%
Total SA ADR	880	$39,002

Financials — 2.6%
BGC Partners, Inc. Class A	650,000	5,947,500
Compass Diversified Holdings	250,000	3,830,000
Ellington Financial LLC	380,000	6,159,800

		15,937,300

Real Estate Investment Trusts — 17.1%
A G Mortgage Investment Trust, Inc.	370,000	4,340,100
American Capital Agency Corporation	510,000	8,705,700
Annaly Capital Management, Inc.	1,070,000	10,165,000
Apollo Commercial Real Estate Finance, Inc.	270,000	4,293,000
Apollo Residential Mortgage, Inc.	220,000	2,387,000
Ares Commercial Real Estate Corp.	30,000	319,800
Blackstone Mortgage Trust, Inc. — Class A	380,000	9,416,400
Bluerock Residential Growth REIT, Inc.	140,804	1,458,729
Cherry Hill Mortgage Investment Corporation	63,500	864,235
Chimera Investment Corporation	650,000	8,053,500
City Office REIT, Inc.	104,266	1,225,126
Crown Castle International Corp.	25,000	2,155,000
CYS Investments, Inc.	220,000	1,515,800
Independence Realty Trust	260,000	1,770,600
Invesco Mortgage Capital, Inc.	630,000	7,131,600
Ladder Capital Corp.	73,537	808,907
MFA Financial, Inc.	120,000	762,000
New Residential Investment Corp.	940,000	10,706,600
One Liberty Properties, Inc.	43,517	901,672
PennyMac Mortgage Investment Trust	450,000	6,097,500
Starwood Property Trust, Inc.	450,000	8,568,000
Two Harbors Investment Corp.	1,210,000	9,196,000
ZAIS Financial Corp.	365,000	4,974,950

		105,817,219

Telecommunication Services — 2.5%
AT&T, Inc.	204,800	7,385,088
Verizon Communications, Inc.	137,400	6,865,878
Vodafone Group PLC	50,000	1,610,000

		15,860,966

Utilities — 2.3%
Dominion Resources, Inc.	30,000	2,165,100
DTE Energy Company	25,000	2,125,250
Eversource Energy	20,000	1,076,000
Exelon Corporation	100,000	2,957,000
National Grid PLC	25,000	1,770,250
NextEra Energy, Inc.	20,000	2,234,200
PPL Corporation	50,000	1,753,000

		14,080,800

Total Common Stocks		151,735,287

CORPORATE BONDS & NOTES — 23.4%
Basic Materials — 0.8%
Blue Cube Spinco, Inc., 9.75%, due 10/15/2023	$1,000,000	1,080,000
IAMGOLD Corporation, 6.75%, due 10/1/2020	$2,000,000	1,277,500
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$1,000,000	890,000
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	671,125
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	126,000
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$5,000,000	775,000

		4,819,625

Business Development Companies — 0.8%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	50,000	1,240,000
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	117,823	2,814,791
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	44,489	1,098,878

		5,153,669

Communications — 1.7%
Avanti Communications Group PLC, 10%, due 10/1/2019	$2,500,000	1,862,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	3,344,250
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,325,000
HC2 Holdings, Inc., 11%, due 12/1/2019	$1,000,000	855,000
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,250,000

		10,636,750

Consumer Cyclical — 1.9%
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	575,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	2,410,400
Greektown Holdings LLC, 8.875%, due 3/15/2019	$2,000,000	1,980,000
Icon Health & Fitness, Inc., 11.875%, due 10/15/2016	$2,000,000	1,790,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	4,652,500

		11,407,900

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Consumer Non-cyclical — 1.8%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$2,100,000	$1,895,250
Camposol SA, 9.875%, due 2/2/2017	$1,000,000	725,000
Land O’ Lakes, Inc., 6%, due 11/15/2022	$350,000	365,750
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$3,500,000	1,907,500
Valeant Pharmaceuticals International, Inc., 6.75%, due 8/15/2018	$1,903,000	1,904,189
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	4,606,250

		11,403,939

Energy — 0.1%
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	21,040	405,018

Financial — 3.6%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	177,746	3,174,544
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,175,000
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	66,990	1,621,828
Goldman Sachs Capital II, Floating Rate, due 12/29/2049	$1,000,000	662,500
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	13,175	327,926
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	5,625,000
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$2,000,000	2,021,250
KCG Holdings, Inc., 6.875%, due 3/15/2020	$3,170,000	2,749,975
Progressive Corporation, 6.7%, due 6/15/2037	$1,000,000	1,000,000
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$1,000,000	956,250
Wells Fargo & Company, 7.98%, due 3/29/2049	$1,000,000	1,046,250
ZFS Finance USA Trust II, 6.45%, due 12/15/2065	$1,000,000	1,006,250

		22,366,773

Industrial — 1.1%
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$1,000,000	875,000
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	2,782,500
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$2,600,000	2,405,000
Techniplas LLC, 10%, due 5/1/2020	$750,000	525,000

		6,587,500

Real Estate Investment Trusts — 0.7%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	38,500	868,560
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	41,637	897,694
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,113,000
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	28,667	743,909
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	29,000	748,200

		4,371,363

Structured Notes — 10.5%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,676,800
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	2,865,020
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,000,000	1,875,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,716,400
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,764,026
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,879,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,609,200
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,744,400
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,255,700
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	3,434,850
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,715,200
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,540,400
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,465,970
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	1,875,900

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	$2,662,500
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	2,693,100
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	2,908,350
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,374,500
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,650,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,785,800
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,788,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$3,000,000	2,331,600
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$3,200,000	2,731,840
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$3,000,000	2,640,000

		64,984,356

Technology — 0.4%
Rolta Americas LLC, 8.875%, due 7/24/2019	$5,537,000	2,657,760

Total Corporate Bonds & Notes		144,794,653

INVESTMENT COMPANIES — 38.1%
Business Development Companies — 15.2%
American Capital Senior Floating, Ltd.	26,400	225,192
Ares Capital Corporation	470,000	6,533,000
BlackRock Capital Investment Corporation	735,000	6,423,900
Capitala Finance Corp.	83,200	898,560
Fidus Investment Corp.	395,000	5,261,400
FS Investment Corporation	750,000	6,067,500
Garrison Capital, Inc.	180,000	2,098,800
Goldman Sachs BDC, Inc.	420,000	7,497,000
Golub Capital BDC, Inc.	415,000	6,449,100
Harvest Capital Credit Corporation	45,000	472,050
Hercules Technology Growth Capital, Inc.	670,000	7,356,600
Main Street Capital Corporation	270,000	7,800,300
New Mountain Finance Corporation	405,000	4,762,800
PennantPark Floating Rate Capital Ltd.	58,000	632,200
Solar Capital Ltd.	430,000	6,974,600
Stellus Capital Investment Corp.	195,000	1,743,300
TCP Capital Corp.	420,000	5,615,400
THL Credit, Inc.	442,000	4,287,400
TPG Specialty Lending, Inc.	490,000	7,844,900
Triangle Capital Corporation	275,000	4,930,750
WhiteHorse Finance, Inc.	21,000	198,660

		94,073,412

Closed End Funds — Equity — 0.2%
Tri-Continental Corporation	70,239	1,312,767

Closed End Funds — Fixed Income — 19.2%
AllianceBernstein Global High Income Fund, Inc.	200,000	2,158,000
Apollo Senior Floating Rate Fund, Inc.	70,000	1,011,500
Apollo Tactical Income Fund, Inc.	50,000	668,500
Ares Dynamic Credit Allocation Fund	267,052	3,375,537
Avenue Income Credit Strategies Fund	110,000	1,141,800
BlackRock Corporate High Yield Fund, Inc.	375,000	3,603,750
BlackRock Credit Allocation Income Trust	255,000	3,123,750
BlackRock Debt Strategies Fund, Inc.	740,000	2,449,400
BlackRock Floating Rate Income Strategies Fund, Inc.	160,000	2,006,400
BlackRock Global Floating Rate Income Trust Fund	104,071	1,264,463
BlackRock Limited Duration Income Trust	295,000	4,144,750
BlackRock Multi-Sector Income Trust	129,000	1,986,600
Brookfield High Income Fund, Inc.	205,000	1,330,450
BlackRock Taxable Municipal Bond Trust	60,000	1,349,400
Diversified Real Asset Income Fund	169,068	2,527,567
DWS High Income Trust	185,000	1,470,750
DWS Multi-Market Income Trust	346,899	2,601,743
DWS Strategic Income Trust	82,513	858,960
Eaton Vance Floating-Rate Income Plus Fund	110,000	1,481,700
Eaton Vance Floating-Rate Income Trust	350,000	4,259,500
Eaton Vance Limited Duration Income Fund	400,000	4,932,000
Eaton Vance Senior Floating-Rate Fund	90,000	1,085,400
Eaton Vance Senior Income Trust	475,000	2,593,500
First Trust High Income Long/Short Fund	70,000	961,100
First Trust Senior Floating Rate Income Fund II	170,000	2,040,000
Flaherty & Crumrine Total Return Fund, Inc.	41,000	811,390

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Invesco Dynamic Credit Opportunities Fund	470,000	$4,779,900
Invesco High Income Trust II	90,000	1,130,400
Invesco Senior Income Trust	370,000	1,424,500
Ivy High Income Opportunity Fund	120,000	1,386,000
KKR Income Opportunities Fund	75,000	984,750
LMP Corporate Loan Fund, Inc.	115,000	1,071,800
MFS Intermediate High Income Fund	100,000	220,000
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,026,530
New America High Income Fund, Inc.	355,000	2,641,200
Nuveen Credit Strategies Income Fund	290,000	2,177,900
Nuveen Flexible Investment Income Fund	41,800	593,560
Nuveen Floating Rate Income Fund	190,000	1,869,600
Nuveen Floating Rate Income Opportunity Fund	483,000	4,549,860
Nuveen Global High Income Fund	148,000	1,870,720
Nuveen Preferred & Income Term Fund	60,000	1,418,400
Nuveen Preferred Income Opportunities Fund	45,000	420,300
Nuveen Quality Preferred Income Fund	235,000	1,971,650
Nuveen Senior Income Fund	435,000	2,422,950
Nuveen Short Duration Credit Opportunities Fund	77,000	1,108,800
PIMCO Dynamic Credit Income Fund	120,000	2,097,600
Pioneer Floating Rate Trust	176,500	1,855,015
Prudential Global Short Duration High Yield Fund, Inc.	350,275	4,900,347
Prudential Short Duration High Yield Fund, Inc.	360,000	5,234,400
Wells Fargo Advantage Income Opportunities Fund	370,000	2,619,600
Wells Fargo Advantage Multi-Sector Income Fund	83,000	909,680
Western Asset Global High Income Fund, Inc.	110,000	911,900
Western Asset Global Corporate Defined Opportunity Fund, Inc.	117,000	1,845,090
Western Asset Global Partners Income Fund, Inc.	140,000	1,044,400
Western Asset High Income Fund II, Inc.	260,000	1,562,600
Western Asset High Income Opportunity Fund, Inc.	610,000	2,720,600
Western Asset High Yield Defined Opportunity Fund, Inc.	215,000	2,885,300
Western Asset Mortgage Defined Opportunity Fund, Inc.	16,900	386,165
Western Asset Worldwide Income Fund, Inc.	64,000	620,160

		118,899,587

Exchange Traded Funds — 0.9%
iShares U.S. Preferred Stock ETF	140,000	5,385,800

	Principal/ Shares	Value
Money Market Funds — 2.6%
Fidelity Institutional Money Market Portfolio	16,216,752	$16,216,752

Total Investment Companies		235,888,318

PREFERRED STOCKS — 1.3%
Financial — 0.4%
CYS Investments, Inc., 7.75% Preferred Series A	40,000	920,000
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	10,700	254,981
Oxford Lane Capital Corp., 7.5% Preferred	60,000	1,371,000

		2,545,981

Real Estate Investment Trusts — 0.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	856,829
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	651,000
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	625,489
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	17,651	447,453
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	214,000
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	606,600
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	623,100
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	999,500
Resource Capital Corporation, 8.25% Preferred	30,000	489,900

		5,513,871

Total Preferred Stocks		8,059,852

U. S. TREASURY NOTES & BONDS — 12.1%
U.S. Treasury Note, 1%, due 2/15/18	$10,000,000	10,036,720
U.S. Treasury Note, 1%, due 3/15/18	$5,000,000	5,019,043
U.S. Treasury Note, 1.25%, due 10/31/18	$10,000,000	10,082,230
U.S. Treasury Note, 1%, due 11/30/19	$50,000,000	49,673,850

Total U.S. Treasury Notes & Bonds		74,811,843

Total Investments — 99.5% (cost $705,257,735)		615,289,953
Other Assets in Excess of Liabilities — 0.5%		3,222,993

Net Assets — 100.0%		$618,512,946

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2016

	Principal/ Shares	Value
CORPORATE BONDS & NOTES — 59.1%
Basic Materials — 1.4%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	$177,630
E. I. duPont de Nemours, 4.625%, due 1/15/2020	$100,000	107,403
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$100,000	89,000
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	33,600

		407,633

Business Development Companies — 6.3%
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	5,000	121,050
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	4,808	120,969
JMP Group, Inc., 8% Senior Notes due 1/15/2023	14,400	324,720
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	165,000
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	7,000	167,230
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	6,800	164,219
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	49,340
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	49,480
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	101,560
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	5,000	122,150
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	122,800
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	395,200

		1,903,718

Communications — 2.5%
Avaya, Inc., 9%, due 4/1/2019	$200,000	136,500
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	102,000
Crown Castle Towers LLC, 4.883%, due 8/15/2020	$200,000	218,187
Discovery Communications LLC, 4.375%, due 6/15/2021	$200,000	206,724
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	80,500

		743,911

Consumer Cyclical — 7.8%
Air Canada, 6.75%, due 10/1/2019	$100,000	102,750
American Airlines, 5.625%, due 1/15/2021	$197,000	198,724
CarMax Auto Owner Trust 2015-4, 1.83%, due 6/15/2021	$200,000	200,846
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$100,000	111,500
Dillard’s, Inc., 7.13%, due 8/1/2018	$300,000	328,302
Ford Motor Credit Company, 3.157%, due 8/4/2020	$100,000	99,527
Gap, Inc., 5.95%, due 4/12/2021	$300,000	312,283
International Game Technology, 7.5%, due 6/15/2019	$100,000	107,431
INVISTA Finance LLC, 4.25%, due 10/15/19	$435,000	423,038
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$100,000	89,507
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	372,200

		2,346,108

Consumer Non-cyclical — 8.1%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	270,750
Bunge Limited Finance Corp., 3.2%, due 6/15/2017	$100,000	100,899
CHS/Community Health Systems, Inc., 5.125%, due 8/15/2018	$100,000	101,000
Coca-Cola Enterprises, Inc., 3.5%, due 9/15/2020	$200,000	208,465
HCA Inc., 6.5%, due 2/15/2020	$100,000	110,500
Kroger Co. (The), 6.15%, due 1/15/2020	$200,000	229,266
Land O’ Lakes, Inc., 6%, due 11/15/2022	$300,000	313,500
Lender Processing Services, Inc., 5.75%, due 4/15/2023	$500,000	518,125
McGraw Hill Financial, Inc., 5.9%, due 11/15/2017	$250,000	265,248
Medco Health Solutions, Inc., 4.125%, due 9/15/2020	$100,000	104,790
Reynolds American, Inc., 3.25%, due 6/12/2020	$100,000	102,695
Sysco Corporation, 2.6%, due 10/1/2020	$100,000	101,824

		2,427,062

Energy — 2.4%
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	27,060
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$400,000	358,798
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, due 11/15/2020	$300,000	286,920
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	60,875

		733,653

Financial — 17.6%
Air Lease Corporation, 5.625%, due 4/1/2017	$100,000	103,600
Allstate Corporation, 6.125%, due 5/15/2037	$100,000	99,000

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	$232,180
Denali Borrower LLC/Denali Finance Corp., 5.625%, due 10/15/2020	$350,000	369,250
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	100,500
Fly Leasing Limited., 6.375%, due 10/15/2021	$300,000	291,375
GFI Group, Inc., 8.375%, due 7/19/2018	$350,000	379,750
Goldman Sachs Capital II, 4%, due 12/29/2049	$450,000	298,125
Hartford Financial Services Group, Inc., 8.125%, due 6/15/2038	$100,000	108,000
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$300,000	303,188
KCG Holdings, Inc., 6.875%, due 3/15/2020	$300,000	260,250
Nationwide Mutual Insurance Co., Floating Rate, due 12/15/2024	$160,000	155,124
Neuberger Berman Group LLC, 5.875%, due 3/15/2022	$200,000	208,750
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$300,000	301,112
Progressive Corporation, 6.7%, due 6/15/2037	$400,000	400,000
Prudential Financial, Inc., 5.875%, due 9/15/2042	$350,000	367,500
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	322,177
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$300,000	286,875
Wells Fargo & Company, 7.98%, due 3/29/2049	$200,000	209,250
ZFS Finance USA Trust II, 6.45%, due 12/15/2065	$500,000	503,125

		5,299,131

Industrial — 2.3%
General Electric Company, 5.25%, due 12/6/2017	$200,000	214,536
General Electric Company, 5%, due 12/29/2049	$246,000	253,073
L-3 Communications Corp., 5.2%, due 15/15/2019	$200,000	213,485

		681,094

Real Estate Investment Trusts — 0.4%
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	129,000

Structured Notes — 3.6%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	91,920
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$100,000	93,750
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	97,460
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	95,670
Credit Suisse AG, 10.25% Contingent Coupon Callable Yield Notes, due 8/31/2017	$100,000	95,780
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	180,460
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	79,150
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$300,000	256,110
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$100,000	88,000

		1,078,300

Technology — 5.7%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$100,000	105,250
Apple, Inc., 2.85%, due 5/6/2021	$100,000	103,517
Broadcom Corporation, 3.5%, due 8/1/2024	$200,000	204,465
EMC Corporation, 1.875%, due 6/1/2018	$200,000	191,321
Hewlett Packard Enterprise Co., 2.85%, due 10/5/2018	$200,000	200,043
Hewlett Packard Enterprise Co., 3.6%, due 10/15/2020	$200,000	200,727
KLA-Tencor Corporation, 2.375%, due 11/1/2017	$100,000	100,530
KLA-Tencor Corporation, 4.125%, due 11/1/2021	$100,000	102,672
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$200,000	195,519
Oracle Corporation, 2.375%, due 1/15/2019	$100,000	102,416
QUALCOMM, Inc., 3%, due 5/20/2022	$200,000	201,333

		1,707,793

Utilities — 1.0%
Cleveland Electric Illuminating Company, 7.88%, due 11/1/2017	$200,000	220,410
DPL Inc., 7.25%, due 10/15/2021	$100,000	95,750

		316,160

Total Corporate Bonds & Notes		17,773,563

INVESTMENT COMPANIES — 33.8%
Closed End Funds — 0.9%
BlackRock Global Floating Rate Income Trust Fund	7,000	85,050

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Nuveen Floating Rate Income Opportunity Fund	10,000	$94,200
Nuveen Senior Income Fund	16,000	89,120

		268,370

Exchange Traded Funds — 27.9%
AdvisorShares Newfleet Multi-Sector Income ETF	31,500	1,524,600
iShares 0-5 Year Investment Grade Corporate Bond ETF	4,500	226,328
iShares 1-3 Year Credit Bond ETF	3,550	372,005
iShares Core 1-5 Year USD Bond ETF	3,500	348,740
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,100	353,865
iShares U.S. Preferred Stock ETF	2,600	100,022
Market Vectors Fallen Angel High Yield Bond ETF	4,000	95,640
PIMCO Investment Grade Corporate Bond Index ETF	3,500	348,775
PIMCO Total Return Active ETF	3,550	372,715
PowerShares Senior Loan Portfolio	9,000	199,620
PowerShares Variable Rate Preferred Portfolio Fund	14,500	345,390
Schwab U.S. Aggregate Bond ETF	6,800	354,688
SPDR Barclays Agregate Bond ETF	6,000	346,020
SPDR Barclays Issuer Scored Corporate Bond ETF	11,200	349,104
SPDR Barclays Short Term Corporate Bond ETF	12,200	370,636
Vanguard Intermediate-Term Corporate Bond ETF	4,100	346,409
Vanguard Short-Term Bond ETF	5,000	401,000
Vanguard Short-Term Corporate Bond ETF	20,000	1,583,000
Vanguard Total Bond Market ETF	4,300	351,568

		8,390,125

Money Market Funds — 5.0%
Fidelity Institutional Money Market Portfolio	1,504,010	1,504,010

Total Investment Companies		10,162,505

PREFERRED STOCKS — 0.5%
Financial — 0.1%
Maiden Holdings Ltd., 7.125% Preferred Series C	800	19,568

Real Estate Investment Trusts — 0.4%
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	5,000	126,750

Total Preferred Stocks		146,318

U. S. TREASURY NOTES & BONDS — 6.3%
U.S. Treasury Note, 1%, due 2/15/18	$700,000	702,570
U.S. Treasury Note, 1%, due 3/15/18	$700,000	702,661
U.S. Treasury Note, 1.25%, due 10/31/18	$500,000	504,112

Total U.S. Treasury Notes & Bonds		1,909,343

Total Investments — 99.7% (cost $30,939,025)		29,991,729
Other Assets in Excess of Liabilities — 0.3%		86,262

Net Assets — 100.0%		$30,077,991

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2016

	Shares	Value
COMMON STOCKS — 88.0%
Consumer Discretionary — 15.8%
Adidas AG	2,000	$102,880
Advance Auto Parts, Inc.	700	106,435
Bayerische Motoren Werke (BMW) AG	4,000	111,080
Bed Bath & Beyond, Inc.*	2,200	94,974
Carnival Corporation	2,500	120,325
CBS Corporation Class B	2,400	114,000
Delphi Automotive PLC	1,200	77,928
Dollar Tree, Inc.*	1,600	130,112
DreamWorks Animation SKG, Inc.*	4,000	102,560
D.R. Horton, Inc.	4,500	123,795
Esprit Holdings Limited	45,000	85,500
Ferrari NV*	900	35,793
Fiat Chrysler Automobiles NV*	9,000	63,360
Grupo Televisa S.A.B.	4,400	116,512
Harman International Inustries, Inc.	1,000	74,390
Hilton Worldwide Holdings, Inc.*	5,400	96,174
Home Depot, Inc.	1,100	138,336
Honda Motor Co., Ltd.	4,800	129,696
ITV plc	3,300	127,743
Las Vegas Sands Corp.	2,600	117,260
Magna International, Inc.	2,000	69,180
Mohawk Industries, Inc.*	525	87,365
New Oriental Education & Technology Group, Inc.*	4,000	125,640
Nissan Motor Co., Ltd.	6,500	128,570
Nordstrom, Inc.	2,000	98,200
Ralph Lauren Corporation	900	101,250
Scripps Networks Interactive, Inc.	1,700	103,649
Starwood Hotels & Resorts Worldwide, Inc.	1,500	93,360
Tempur-Pedic International, Inc.*	1,300	78,442
Time Warner, Inc.	1,400	98,616
TJX Companies, Inc.	1,400	99,736
Twenty-First Century Fox, Inc. — Class A	5,400	145,638
2U, Inc.*	5,600	113,064
Vivendi SA	6,700	139,896
Walt Disney Company	1,300	124,566

		3,676,025

Consumer Staples — 5.6%
Ambev SA	15,500	72,385
Bunge Ltd.	1,600	99,216
Carrefour SA	3,000	85,200
Coca-Cola Enterprises, Inc.	3,000	139,260
CVS Health Corporation	1,200	115,908
Energizer Holdings, Inc.	500	16,020
Keurig Green Mountain, Inc.	1,900	169,575
Marine Harvest ASA*	12,500	169,750
Orkla ASA	12,500	99,875
PepsiCo, Inc.	1,400	139,020
Unilever PLC	2,500	110,675
Wal-Mart Stores, Inc.	1,400	92,904

		1,309,788

Energy — 4.0%
Anadarko Petroleum Corporation	1,550	60,590
Baker Hughes, Inc.	2,100	91,371
ConocoPhillips	2,000	78,160
Halliburton Company	2,100	66,759
Helmerich & Payne, Inc.	1,000	50,800
Koninklijke Vopak NV	900	39,060
Noble Energy, Inc.	2,200	71,214
Occidental Petroleum Corporation	1,200	82,596
Phillips 66	1,600	128,240
Schlumberger Ltd.	1,500	108,405
Spectra Energy Corp.	3,500	96,075
Weatherford International Ltd.*	9,800	66,052

		939,322

Financials — 18.5%
AEGON N.V.	20,426	116,020
Allstate Corporation	1,450	87,870
American International Group, Inc.	2,100	118,608
Ameriprise Financial, Inc.	1,100	99,715
AXA SA	4,500	110,700
Bank of America Corporation	6,000	84,840
Bank of New York Mellon Corporation	2,800	101,416
Barclays PLC	9,500	102,410
Berkshire Hathaway, Inc. Class B*	1,000	129,770
BNP Paribas S.A.	5,450	129,939
BofI Holding, Inc.*	4,800	82,368
CK Hutchison Holdings Limited	7,900	97,170
Credit Suisse Group AG	6,453	114,863
Discover Financial Services	2,000	91,580
Eaton Vance Corp.	3,000	85,980
Federated Investors, Inc.	4,900	123,921
Franklin Resources, Inc.	2,400	83,184
Goldman Sachs Group, Inc.	750	121,170
Great Eagle Holdings Limited	39,000	109,200
Hang Lung Properties Limited	33,000	60,390
Hartford Financial Services Group, Inc.	2,500	100,450
ICICI Bank Limited	16,000	106,400
ING Groep N.V.*	13,000	150,670
Intercontinental Exchange, Inc.	450	118,710
Intesa Sanpaolo S.p.A.	8,400	143,052
Invesco Ltd.	3,800	113,734
KB Financial Group, Inc.*	3,000	75,480

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
KeyCorp	7,500	$83,700
Lincoln National Corporation	2,000	78,920
Lloyds Banking Group plc	20,000	76,200
MetLife, Inc.	3,300	147,345
Mitsubishi UFJ Financial Group, Inc.	22,000	111,540
Nasdaq, Inc.	2,200	136,400
PNC Financial Services Group, Inc.	1,200	103,980
PRA Group, Inc.*	3,000	89,250
Principal Financial Group, Inc.	2,500	95,000
Prudential Financial, Inc.	1,800	126,144
SunTrust Banks, Inc.	2,800	102,424
UBS AG	5,000	83,200
Wells Fargo & Company	2,800	140,644
Zions Bancorporation	3,600	81,648

		4,316,005

Health Care — 11.2%
Abbott Laboratories	2,300	87,055
AbbVie, Inc.	1,500	82,350
Alere, Inc.*	3,500	130,200
Alexion Pharmaceuticals, Inc.*	580	84,639
Allergan plc*	532	151,317
AmerisourceBergen Corporation	1,000	89,560
Amgen, Inc.	800	122,184
Baxalta, Inc.	2,600	104,026
Bayer AG	760	85,409
Endo International PLC*	1,800	99,846
Fresenius Medical Care AG & Co.	2,350	104,552
Gilead Sciences, Inc.	1,100	91,300
Jazz Pharmaceuticals Plc*	1,000	128,740
Johnson & Johnson	1,300	135,772
Laboratory Corporation of America Holdings*	900	101,115
McKesson Corporation	450	72,441
Medtronic, PLC	1,300	98,696
Novartis AG	1,700	132,549
Shire PLC	500	84,150
Stryker Corporation	1,100	109,065
Tenet Healthcare Corporation*	2,200	59,664
Teva Pharmaceutical Industries Ltd.	2,500	153,700
Thermo Fisher Scientific, Inc.	1,250	165,075
UnitedHealth Group, Inc.	1,100	126,676

		2,600,081

Industrials — 11.5%
ABB Limited*	5,100	88,230
ADT Corporation	2,300	68,034
AerCap Holdings NV*	2,200	67,562
Babcock & Wilcox Enterprises, Inc.	3,000	61,950
Babcock International Group plc	8,400	109,536
Boeing Company	1,100	132,143
BWX Technologies, Inc.	4,000	119,760
easyJet plc	4,000	88,240
Embraer SA ADR	3,500	100,730
FedEx Corporation	1,100	146,168
Ferrovial S.A.	2,168	47,067
Flowserve Corporation	1,300	50,232
Hillenbrand, Inc.	3,600	97,488
J.B. Hunt Transport Services, Inc.	1,400	101,780
Koninklijke Philips Electronics N.V.	4,950	132,066
L-3 Communications Holdings, Inc.	950	110,998
NIDEC CORPORATION	3,650	62,269
Orbital ATK, Inc.	1,000	90,230
Old Dominion Freight Line, Inc.*	2,000	109,660
Owens Corning, Inc.*	2,400	110,856
Ryder System, Inc.	1,700	90,389
Smiths Group plc	8,800	120,824
Standex International Corporation	1,300	93,886
Stericycle, Inc.*	1,100	132,385
United Continental Holdings, Inc.*	1,500	72,420
United Technologies Corporation	1,200	105,228
USG Corporation*	5,400	96,606
XPO Logistics, Inc.*	3,100	70,835

		2,677,572

Information Technology — 14.2%
Activision Blizzard, Inc.	3,500	121,870
Analog Devices, Inc.	1,800	96,948
Applied Materials, Inc.	8,300	146,495
ARM Holdings plc	3,500	150,780
Autodesk, Inc.*	2,000	93,640
Avago Technologies Ltd.	1,000	133,710
Baidu, Inc.*	480	78,370
CA, Inc.	5,000	143,650
Cavium, Inc.*	2,300	132,871
Cisco Systems, Inc.	5,500	130,845
Cognizant Technology Solutions Corporation*	1,700	107,627
Corning, Inc.	6,000	111,660
FLIR Systems, Inc.	3,400	99,416
International Business Machines, Inc.	500	62,395
Jabil Circuit, Inc.	4,600	91,586
Lam Research Corporation*	2,000	143,580
MasterCard, Inc.	1,400	124,642
NetEase, Inc.	700	109,298
NICE Systems Limited	2,650	160,405
NVIDIA Corporation	5,000	146,450
Proofpoint, Inc.*	2,500	125,900
Qorvo, Inc.*	1,800	71,280

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
SAP SE	2,300	$183,540
Total System Services, Inc.	2,200	88,352
United Internet AG	3,500	179,970
Visa, Inc.	1,600	119,184
WNS Holdings Ltd.*	4,900	140,581

		3,295,045

Materials — 4.7%
Alcoa, Inc.	9,500	69,255
BASF SE	1,600	106,512
Celanese Corporation	1,700	108,239
Crown Holdings, Inc.*	1,850	84,878
International Paper Company	3,400	116,314
Koninklijke DSM NV	2,600	125,398
Linde AG	7,900	107,203
PolyOne Corporation	2,500	67,650
Syngenta AG ADS	2,450	181,006
Vulcan Materials Company	1,350	119,070

		1,085,525

Telecommunication Services — 2.1%
China Mobile Limited	2,100	114,513
SoftBank Corp.	2,600	114,400
Telecom Italia S.p.A.*	12,800	142,720
Turkcell Iletisim Hizmetleri AS	12,000	106,320

		477,953

Utilities — 0.4%
WEC Energy Group, Inc.	1,900	104,935

Total Common Stocks		20,482,251

INVESTMENT COMPANIES — 12.1%
Exchange Traded Funds — 9.8%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	4,500	117,315
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	6,500	113,490
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	3,000	109,020
iShares Core MSCI Europe ETF	1,200	47,664
iShares Europe ETF	3,250	123,370
iShares MSCI Belgium Capped ETF	3,200	54,912
iShares MSCI EAFE Value ETF	2,700	117,126
iShares MSCI Eurozone ETF	1,500	49,800
iShares MSCI France ETF	2,000	46,580
iShares MSCI Germany ETF	1,900	46,227
iShares MSCI Germany Small-Cap ETF	1,150	44,230
iShares MSCI Italy Capped ETF	3,500	42,245
iShares MSCI Japan ETF	10,000	115,000
iShares MSCI Spain Capped ETF	2,700	71,172
iShares MSCI United Kingdom Small-Cap ETF	1,100	39,672
Schwab International Equity ETF	5,400	140,778
Schwab International Small-Cap Equity ETF	4,650	124,853
Vanguard FTSE All World ex-U.S. ETF	3,500	143,325
Vanguard FTSE Developed Markets ETF	4,200	145,698
Vanguard FTSE Europe ETF	3,000	141,210
WisdomTree Europe Hedged Equity Fund	2,500	129,975
WisdomTree Europe Hedged SmallCap Equity Fund	2,000	46,380
WisdomTree Europe SmallCap Dividend Fund	2,600	137,436
WisdomTree International Equity Fund	3,000	133,200

		2,280,678

Money Market Funds — 2.3%
Fidelity Institutional Money Market Portfolio	529,582	529,582

Total Investment Companies		2,810,260

Total Investments — 100.1% (cost $21,472,799)		23,292,511
Liabilities in Excess of Other Assets — 0.1%		(31,133)

Net Assets — 100.0%		$23,261,378

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2016

	Shares	Value
INVESTMENT COMPANIES — 100.3%
Growth Funds — 33.8%
API Efficient Frontier Growth Fund*	860,070	$11,275,513

Income Funds — 31.9%
API Efficient Frontier Capital Income Fund	268,791	10,638,735

Money Market Funds — 1.0%
Fidelity Institutional Money Market Portfolio	344,522	344,522

Value Funds — 33.6%
API Efficient Frontier Value Fund*	689,752	11,194,674

Total Investments — 100.3% (cost $20,304,883)		33,453,444
Liabilities in Excess of Other Assets — 0.3%		(97,807)

Net Assets — 100.0%		$33,355,637

*	Non-income producing security.

(1)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2016

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $31,869,688, $57,068,910, $705,257,735, $30,939,025, $21,472,799, and $344,522 respectively)	$33,245,472	$66,781,387	$615,289,953	$29,991,729	$23,292,511	$344,522
Investments in affiliated issuers at value (indentified cost of $19,960,361)						33,108,922
Dividends and interest receivable	47,147	53,500	3,048,435	209,071	14,078
Receivable for securities sold			1,623,199
Receivable for shareholder purchases		3,489	292,962	43,396		202
Other assets	2,469	4,469	48,570	1,822	1,865	2,636

Total assets	33,295,088	66,842,845	620,303,119	30,246,018	23,308,454	33,456,282

Liabilities
Payable for shareholder redemptions	60	30,733	657,211	10,000		42,545
Accrued distribution fees	10,264	24,022	344,621	17,423	5,865	23,992
Accrued advisory fees	17,012	58,307	214,282	17,566	18,483	8,688
Accrued accounting service fees	3,617	3,916	8,135	3,584	3,539	3,623
Payable for securities purchased			369,804	99,336
Other accrued expenses	22,102	32,648	196,120	20,118	19,189	21,797

Total liabilities	53,055	149,626	1,790,173	168,027	47,076	100,645

Net assets	$33,242,033	$66,693,219	$618,512,946	$30,077,991	$23,261,378	$33,355,637

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 7)
Class A: Shares outstanding	141,839	2,062,474	15,566,927	476,501	876,215	219,734

Net asset value per share	$38.80	$13.11	$9.02	$11.28	$16.23	$32.93

Maximum offering price per share (Note 2)	$41.17	$13.91	$9.57	$11.54	$17.22	$34.94

Class L: Shares outstanding	248,415	2,454,269	38,517,491	1,990,701	523,485	766,468

Net asset value per share	$37.70	$11.49	$8.60	$10.41	$14.57	$31.81

Institutional Class: Shares outstanding	464,266	832,781	15,647,365	333,201	84,720	50,900

Net asset value per share	$39.58	$13.75	$9.38	$11.96	$16.69	$34.21

Net assets consist of
Paid-in capital	$31,340,815	$56,373,109	$829,845,148	$35,857,776	$20,666,158	$19,170,848
Undistributed net investment income (loss)	435,929	—	2,630,881	231,450	69,602	—
Accumulated net realized gain (loss) from security transactions	89,505	607,633	(123,995,301)	(5,063,939)	705,906	1,036,228
Unrealized appreciation on investments	1,375,784	9,712,477	(89,967,782)	(947,296)	1,819,712	13,148,561

Net assets applicable to outstanding shares of beneficial interest (Note 7)	$33,242,033	$66,693,219	$618,512,946	$30,077,991	$23,261,378	$33,355,637

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Year Ended January 31, 2016

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issuers	$1,415,680	$1,205,237	$44,722,643	$746,114	$597,529	$380
Dividends from affiliated issuers						309,470
Interest	45,450	7,064	22,858,788	733,850

Total income	1,461,130	1,212,301	67,581,431	1,479,964	597,529	309,850

Expenses
Investment advisory fees	225,472	765,742	3,104,934	187,201	257,388	122,000
Distribution fees
Class L	111,314	346,564	4,105,282	172,093	82,007	289,489
Class A	31,076		855,878			45,675
Accounting service fees	43,758	47,657	103,813	42,674	42,860	36,699
Transfer agent fees	58,201	98,980	874,601	55,287	46,337	73,563
Custodial fees	8,776	14,069	75,662	4,869	7,768	3,561
Professional fees	13,867	18,233	91,635	13,389	12,656	13,921
Registration fees	42,733	45,670	116,369	45,043	41,976	42,964
Trustee fees	4,920	8,611	98,408	2,460	3,690	4,920
Insurance	2,886	5,252	57,201	1,664	2,360	3,477
Shareholder reports	5,868	14,112	156,527	5,209	4,382	7,437
Miscellaneous	28,101	35,227	130,622	26,282	26,503	17,628

Total operating expenses	576,972	1,400,117	9,770,932	556,171	527,927	661,334
Less expenses waived by investment advisor				(12,862)

Net operating expenses	576,972	1,400,117	9,770,932	543,309	527,927	661,334

Net investment income (loss)	884,158	(187,816)	57,810,499	936,655	69,602	(351,484)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issuers	89,505	607,633	(77,646,809)	(1,557,900)	3,240,742
Net realized gain (loss) from security transactions in affiliated issuers						1,701,818
Change in unrealized appreciation on investments in unaffiliated issuers	(3,566,367)	(5,664,775)	(47,497,546)	(295,844)	(5,276,698)
Change in unrealized appreciation on investments in affiliated issuers						(4,402,213)

Net realized and unrealized gain (loss) on investments	(3,476,862)	(5,057,142)	(125,144,355)	(1,853,744)	(2,035,956)	(2,700,395)

Net increase (decrease) in net assets resulting from operations	$(2,592,704)	$(5,244,958)	$(67,333,856)	$(917,089)	$(1,966,354)	$(3,051,879)

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2016

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$884,158	$(187,816)	$57,810,499	$936,655	$69,602	$(351,484)
Net realized gain (loss) from security transactions	89,505	607,633	(77,646,809)	(1,557,900)	3,240,742	1,701,818
Net change in unrealized appreciation on investments	(3,566,367)	(5,664,775)	(47,497,546)	(295,844)	(5,276,698)	(4,402,213)

Increase (decrease) in net assets resulting from operations	(2,592,704)	(5,244,958)	(67,333,856)	(917,089)	(1,966,354)	(3,051,879)

Distributions
From net investment income:
Class A	(128,111)		(13,223,640)	(203,289)
Class L	(187,867)		(31,304,490)	(619,684)
Institutional Class	(510,022)		(15,262,870)	(188,027)

	(826,000)		(59,791,000)	(1,011,000)

From realized gain on security transactions:
Class A	(251,758)	(828,858)				(82,212)
Class L	(428,639)	(1,004,090)				(284,763)
Institutional Class	(810,887)	(279,337)				(23,025)

	(1,491,284)	(2,112,285)				(390,000)

Change in net assets from fund share transactions (Note 7):
Class A	799,343	415,238	(18,510,091)	2,456,218	(3,778,003)	(2,150,334)
Class L	(1,457,526)	(3,635,952)	(25,501,054)	6,651,580	(983,800)	(2,603,498)
Institutional Class	1,073,568	5,273,122	(5,550,346)	(1,058,730)	161,962	(951,671)

Increase (decrease) in net assets resulting from capital share transactions	415,385	2,052,408	(49,561,491)	8,049,068	(4,599,841)	(5,705,503)

Total increase (decrease) in net assets	(4,494,603)	(5,304,835)	(176,686,347)	6,120,979	(6,566,195)	(9,147,382)
Net assets
Beginning of the year	37,736,636	71,998,054	795,199,293	23,957,012	29,827,573	42,503,019

End of year	$33,242,033	$66,693,219	$618,512,946	$30,077,991	$23,261,378	$33,355,637

Undistributed net investment income	$435,929	—	$2,630,881	$231,450	$69,602	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2015

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$937,889	$(461,915)	$58,249,483	$890,585	$(55,044)	$(343,445)
Net realized gain (loss) from security transactions	1,888,284	2,467,611	(35,655,881)	(471,622)	1,260,172	76,936
Net change in unrealized appreciation on investments	(958,779)	(806,768)	(58,408,892)	(663,652)	(28,063)	1,296,324

Increase (decrease) in net assets resulting from operations	1,867,394	1,198,928	(35,815,290)	(244,689)	1,177,065	1,029,815

Distributions
From net investment income:
Class A	(108,802)		(15,917,436)	(130,426)
Class L	(174,321)		(28,835,396)	(546,451)
Institutional Class	(509,877)		(10,656,168)	(111,123)

	(793,000)		(55,409,000)	(788,000)

From realized gain on security transactions:
Class A	(57,564)					(34,872)
Class L	(127,793)					(105,331)
Institutional Class	(211,643)					(9,356)

	(397,000)					(149,559)

Change in net assets from fund share transactions (Note 7):
Class A	27,727	996,724	(17,402,212)	84,841	105,065	(2,150,463)
Class L	1,626,847	467,252	115,504,790	1,855,882	(964,677)	(124,727)
Institutional Class	(53,392)	3,420,334	97,002,895	4,425,927	981,700	1,306,767

Increase (decrease) in net assets resulting from capital share transactions	1,601,182	4,884,310	195,105,473	6,366,650	122,088	(968,423)

Total increase (decrease) in net assets	2,278,576	6,083,238	103,881,183	5,333,961	1,299,153	(88,167)
Net assets
Beginning of the year	35,458,060	65,914,816	691,318,110	18,623,051	28,528,420	42,591,186

End of year	$37,736,636	$71,998,054	$795,199,293	$23,957,012	$29,827,573	$42,503,019

Undistributed net investment income	$377,771	—	$4,611,382	$305,795	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$44.41	$43.49	$40.51	$36.79	$36.36

Income from investment operations
Net investment income (1)(2)	0.97	1.03	0.95	0.80	0.71
Net realized and unrealized gain (loss) on investments	(3.93)	1.23	3.29	3.59	0.37

Total income (loss) from investment operations	(2.96)	2.26	4.24	4.39	1.08

Distributions
From net investment income	(0.91)	(0.87)	(0.99)	(0.67)	(0.65)
From net realized gain on security transactions	(1.74)	(0.47)	(0.27)

Total distributions	(2.65)	(1.34)	(1.26)	(0.67)	(0.65)

Net asset value, end of year	$38.80	$44.41	$43.49	$40.51	$36.79

Total return	(7.01)%	5.13%	10.51%	12.09%	3.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,504	$5,559	$5,500	$3,659	$3,779
Ratio of expenses to average net assets (3)	1.66%	1.61%	1.74%	1.88%	1.92%
Ratio of net investment income to average net assets (3)	2.23%	2.24%	2.23%	2.13%	1.99%
Portfolio turnover rate	30%	28%	16%	37%	85%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$43.23	$42.40	$39.54	$35.96	$35.56

Income from investment operations
Net investment income (1)(2)	0.74	0.78	0.72	0.60	0.52
Net realized and unrealized gain (loss) on investments	(3.82)	1.19	3.22	3.49	0.37

Total income (loss) from investment operations	(3.08)	1.97	3.94	4.09	0.89

Distributions
From net investment income	(0.71)	(0.67)	(0.81)	(0.51)	(0.49)
From net realized gain on security transactions	(1.74)	(0.47)	(0.27)

Total distributions	(2.45)	(1.14)	(1.08)	(0.51)	(0.49)

Net asset value, end of year	$37.70	$43.23	$42.40	$39.54	$35.96

Total return	(7.45)%	4.59%	9.98%	11.49%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,364	$12,206	$10,417	$8,482	$7,792
Ratio of expenses to average net assets (3)	2.16%	2.11%	2.24%	2.38%	2.42%
Ratio of net investment income to average net assets (3)	1.73%	1.74%	1.73%	1.63%	1.49%
Portfolio turnover rate	30%	28%	16%	37%	85%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$45.22	$44.24	$41.15	$37.35	$36.89

Income from investment operations
Net investment income (1)(2)	1.21	1.28	1.19	1.01	0.91
Net realized and unrealized gain (loss) on investments	(4.00)	1.24	3.35	3.64	0.37

Total income (loss) from investment operations	(2.79)	2.52	4.54	4.65	1.28

Distributions
From net investment income	(1.11)	(1.07)	(1.18)	(0.85)	(0.82)
From net realized gain on security transactions	(1.74)	(0.47)	(0.27)

Total distributions	(2.85)	(1.54)	(1.45)	(0.85)	(0.82)

Net asset value, end of year	$39.58	$45.22	$44.24	$41.15	$37.35

Total return	(6.52)%	5.63%	11.09%	12.63%	3.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,374	$19,971	$19,541	$14,231	$13,135
Ratio of expenses to average net assets (3)	1.16%	1.11%	1.24%	1.38%	1.42%
Ratio of net investment income to average net assets (3)	2.73%	2.74%	2.73%	2.63%	2.49%
Portfolio turnover rate	30%	28%	16%	37%	85%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$14.35	$13.99	$11.50	$9.82	$9.85

Income from investment operations
Net investment income (loss) (1)(2)	0.03	(0.02)	(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.88)	0.38	2.54	1.68	0.01

Total income from investment (loss) operations	(0.85)	0.36	2.49	1.68	(0.03)

Distributions
From net realized gain on security transactions	(0.39)

Total distributions	(0.39)

Net asset value, end of year	$13.11	$14.35	$13.99	$11.50	$9.82

Total return	(6.18)%	2.57%	21.65%	17.11%	(0.30)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,046	$29,343	$27,745	$16,671	$14,582
Ratio of expenses to average net assets (3)	1.38%	1.38%	1.45%	1.51%	1.58%
Ratio of net investment income (loss) to average net assets (3)	0.21%	(0.15)%	(0.38)%	0.00%	(0.37)%
Portfolio turnover rate	47%	60%	50%	56%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$12.75	$12.55	$10.42	$8.99	$9.11

Income from investment operations
Net investment loss (1)(2)	(0.10)	(0.15)	(0.16)	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.77)	0.35	2.29	1.52

Total income (loss) from investment operations	(0.87)	0.20	2.13	1.43	(0.12)

Distributions
From net realized gain on security transactions	(0.39)

Total distributions	(0.39)

Net asset value, end of year	$11.49	$12.75	$12.55	$10.42	$8.99

Total return	(7.12)%	1.59%	20.44%	15.91%	(1.32)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,196	$34,911	$33,954	$24,773	$22,728
Ratio of expenses to average net assets (3)	2.38%	2.38%	2.45%	2.51%	2.58%
Ratio of net investment loss to average net assets (3)	(0.79)%	(1.15)%	(1.38)%	(1.00)%	(1.37)%
Portfolio turnover rate	47%	60%	50%	56%	37%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2014 *
	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.03	$14.65	$13.00

Income from investment operations
Net investment income (loss) (1)(2)	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.92)	0.40	1.69

Total income (loss) from investment operations	(0.89)	0.38	1.65

Distributions
From net realized gain on security transactions	(0.39)

Total distributions	(0.39)

Net asset value, end of year/period	$13.75	$15.03	$14.65

Total return	(6.17)%	2.59%	12.69	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,451	$7,744	$4,216
Ratio of expenses to average net assets (5)	1.38%	1.38%	1.45	% (4)
Ratio of net investment loss to average net assets (5)	0.21%	(0.15)%	(0.38	)% (4)
Portfolio turnover rate	47%	60%	50	% (3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$10.69	$11.87	$12.24	$11.18	$11.90

Income from investment operations
Net investment income (1)(2)	0.78	0.88	0.83	0.84	0.79
Net realized and unrealized gain (loss) on investments	(1.65)	(1.25)	(0.41)	1.00	(0.72)

Total income (loss) from investment operations	(0.87)	(0.37)	0.42	1.84	0.07

Distributions
From net investment income	(0.80)	(0.81)	(0.79)	(0.78)	(0.79)

Total distributions	(0.80)	(0.81)	(0.79)	(0.78)	(0.79)

Net asset value, end of year	$9.02	$10.69	$11.87	$12.24	$11.18

Total return	(8.78)%	(3.48)%	3.58%	17.09%	0.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,412	$186,423	$226,003	$189,833	$69,653
Ratio of expenses to average net assets (3)	1.12%	1.11%	1.12%	1.24%	1.56%
Ratio of net investment income to average net assets (3)	7.60%	7.46%	6.93%	7.20%	7.02%
Portfolio turnover rate	101%	50%	59%	40%	86%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$10.24	$11.41	$11.81	$10.82	$11.54

Income from investment operations
Net investment income (1)(2)	0.70	0.78	0.74	0.76	0.74
Net realized and unrealized gain (loss) on investments	(1.58)	(1.19)	(0.40)	0.97	(0.69)

Total income (loss) from investment operations	(0.88)	(0.41)	0.34	1.73	0.05

Distributions
From net investment income	(0.76)	(0.76)	(0.74)	(0.74)	(0.77)

Total distributions	(0.76)	(0.76)	(0.74)	(0.74)	(0.77)

Net asset value, end of year	$8.60	$10.24	$11.41	$11.81	$10.82

Total return	(9.28)%	(3.94)%	3.02%	16.62%	0.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$331,362	$424,727	$359,011	$248,675	$83,596
Ratio of expenses to average net assets (3)	1.62%	1.61%	1.62%	1.68%	1.81%
Ratio of net investment income to average net assets (3)	7.10%	6.96%	6.43%	6.76%	6.77%
Portfolio turnover rate	101%	50%	59%	40%	86%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$11.08	$12.26	$12.61	$11.49	$12.19

Income from investment operations
Net investment income (1)(2)	0.87	0.96	0.91	0.94	0.90
Net realized and unrealized gain (loss) on investments	(1.72)	(1.27)	(0.42)	1.02	(0.74)

Total income from investment operations	(0.85)	(0.31)	0.49	1.96	0.16

Distributions
From net investment income	(0.85)	(0.87)	(0.84)	(0.84)	(0.86)

Total distributions	(0.85)	(0.87)	(0.84)	(0.84)	(0.86)

Net asset value, end of year	$9.38	$11.08	$12.26	$12.61	$11.49

Total return	(8.33)%	(2.94)%	4.09%	17.71%	1.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$146,738	$184,049	$106,305	$53,454	$9,764
Ratio of expenses to average net assets (3)	0.62%	0.61%	0.62%	0.68%	0.81%
Ratio of net investment income to average net assets (3)	8.10%	7.96%	7.43%	7.76%	7.77%
Portfolio turnover rate	101%	50%	59%	40%	86%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$12.11	$12.65	$13.07	$12.46	$12.40

Income from investment operations
Net investment income (1)(2)	0.49	0.64	0.55	0.34	0.11
Net realized and unrealized gain (loss) on investments	(0.81)	(0.63)	(0.52)	0.55	(0.05)

Total income (loss) from investment operations	(0.32)	0.01	0.03	0.89	0.06

Distributions
From net investment income	(0.51)	(0.55)	(0.45)	(0.28)

Total distributions	(0.51)	(0.55)	(0.45)	(0.28)

Net asset value, end of year	$11.28	$12.11	$12.65	$13.07	$12.46

Total return	(2.81)%	(0.01)%	0.26%	7.19%	0.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,377	$3,285	$3,322	$3,986	$4,115
Ratio of expenses to average net assets (3)(4)	1.39%	1.32%	1.30%	1.47%	1.53%
Ratio of net investment income to average net assets (3)	4.14%	5.05%	4.36%	2.62%	0.91%
Portfolio turnover rate	84%	31%	103%	62%	244%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.44%, 1.62%, 1.59%, 1.47%, and 1.53%, respectively.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$11.22	$11.77	$12.20	$11.66	$11.72

Income from investment operations
Net investment income (loss) (1)(2)	0.34	0.48	0.40	0.19	(0.01)
Net realized and unrealized gain (loss) on investments	(0.74)	(0.58)	(0.49)	0.52	(0.05)

Total income from investment operations	(0.40)	(0.10)	(0.09)	0.71	(0.06)

Distributions
From net investment income	(0.41)	(0.45)	(0.34)	(0.17)

Total distributions	(0.41)	(0.45)	(0.34)	(0.17)

Net asset value, end of year	$10.41	$11.22	$11.77	$12.20	$11.66

Total return	(3.73)%	(1.00)%	(0.72)%	6.10%	(0.51)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,715	$15,396	$14,282	$16,856	$17,651
Ratio of expenses to average net assets (3)(4)	2.39%	2.32%	2.30%	2.47%	2.53%
Ratio of net investment income (loss) to average net assets (3)	3.14%	4.05%	3.40%	1.62%	(0.09)%
Portfolio turnover rate	84%	31%	103%	62%	244%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by investment advisor, the ratio of expenses to average net assets would have been 2.44%, 2.62%, 2.59%, 2.47%, and 2.53%, respectively.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2014 *
	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.81	$13.35	$13.50

Income from investment operations
Net investment income (1)(2)	0.52	0.67	0.43
Net realized and unrealized loss on investments	(0.86)	(0.66)	(0.28)

Total income (loss) from investment operations	(0.34)	0.01	0.15

Distributions
From net investment income	(0.51)	(0.55)	(0.30)

Total distributions	(0.51)	(0.55)	(0.30)

Net asset value, end of year/period	$11.96	$12.81	$13.35

Total return	(2.82)%	(0.01)%	1.13	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,986	$5,276	$1,019	(4)
Ratio of expenses to average net assets (5)(6)	1.39%	1.32%	1.30	% (4)
Ratio of net investment income (loss) to average net assets (5)	4.14%	5.05%	4.91%
Portfolio turnover rate (3)	84%	31%	103%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.44%, 1.62% and 1.68%, respectively.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$17.57	$16.81	$14.05	$12.67	$12.99

Income from investment operations
Net investment income (loss) (1)(2)	0.10	0.02	(0.01)	0.02	0.02
Net realized and unrealized gain (loss) on investments	(1.44)	0.74	2.77	1.36	(0.34)

Total income from investment operations	(1.34)	0.76	2.76	1.38	(0.32)

Net asset value, end of year	$16.23	$17.57	$16.81	$14.05	$12.67

Total return	(7.63)%	4.52%	19.64%	10.89%	(2.46)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,221	$19,171	$18,240	$13,556	$13,579
Ratio of expenses to average net assets (3)	1.56%	1.54%	1.58%	1.64%	1.59%
Ratio of net investment income (loss) to average net assets (3)	0.53%	0.11%	(0.09)%	0.15%	0.16%
Portfolio turnover rate	30%	19%	25%	95%	52%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$15.91	$15.37	$12.95	$11.79	$12.19

Income from investment operations
Net investment income (loss) (1)(2)	(0.06)	(0.13)	(0.14)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.28)	0.67	2.56	1.25	(0.31)

Total income (loss) from investment operations	(1.34)	0.54	2.42	1.16	(0.40)

Net asset value, end of year	$14.57	$15.91	$15.37	$12.95	$11.79

Total return	(8.42)%	3.51%	18.69%	9.84%	(3.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,626	$9,264	$9,868	$8,986	$9,405
Ratio of expenses to average net assets (3)	2.46%	2.44%	2.48%	2.54%	2.49%
Ratio of net investment income (loss) to average net assets (3)	(0.37)%	(0.79)%	(0.99)%	(0.75)%	(0.74)%
Portfolio turnover rate	30%	19%	25%	95%	52%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2014*
	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.07	$17.29	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	0.10	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(1.48)	0.76	1.82

Total income (loss) from investment operations	(1.38)	0.78	1.79

Net asset value, end of year/period	$16.69	$18.07	$17.29

Total return	(7.64)%	4.51%	11.55	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,414	$1,393	$420
Ratio of expenses to average net assets (5)	1.56%	1.54%	1.58	% (4)
Ratio of net investment income (loss) to average net assets (5)	0.53%	0.11%	(0.26	)% (4)
Portfolio turnover rate	30%	19%	25	% (3)

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$36.13	$35.24	$30.39	$27.14	$27.41

Income from investment operations
Net investment income (loss) (1)(2)	(0.20)	(0.16)	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.64)	1.17	5.01	3.39	(0.14)

Total income (loss) from investment operations	(2.84)	1.01	4.85	3.25	(0.27)

Distributions
From net realized gain on security transactions	(0.36)	(0.12)

Total distributions	(0.36)	(0.12)

Net asset value, end of year	$32.93	$36.13	$35.24	$30.39	$27.14

Total return	(7.96)%	2.86%	15.96%	11.97%	(0.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,235	$10,087	$11,907	$9,488	$11.389
Ratio of expenses to average net assets (3)	1.30%	1.16%	1.23%	1.22%	1.23%
Ratio of net investment loss to average net assets (3)	(0.54)%	(0.44)%	(0.47)%	(0.49)%	(0.49)%
Portfolio turnover rate	1%	7%	3%	7%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Year Ended January 31,
	2016	2015	2014	2013	2012
For a share outstanding throughout each year
Net asset value, beginning of year	$35.08	$34.40	$29.81	$26.76	$27.16

Income from investment operations
Net investment income (loss) (1)(2)	(0.37)	(0.34)	(0.32)	(0.27)	(0.26)
Net realized and unrealized gain (loss) on investments	(2.54)	1.14	4.91	3.32	(0.14)

Total income (loss) from investment operations	(2.91)	0.80	4.59	3.05	(0.40)

Distributions
From net realized gain on security transactions	(0.36)	(0.12)

Total distributions	(0.36)	(0.12)

Net asset value, end of year	$31.81	$35.08	$34.40	$29.81	$26.76

Total return	(8.40)%	2.32%	15.40%	11.40%	(1.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,379	$29,539	$29,125	$23,601	$21,280
Ratio of expenses to average net assets (3)	1.80%	1.66%	1.73%	1.72%	1.73%
Ratio of net investment income to average net assets (3)	(1.04)%	(0.94)%	(0.97)%	(0.99)%	(0.99)%
Portfolio turnover rate	1%	7%	3%	7%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Year Ended January 31,		For the Period Ended January 31, 2014*
	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$37.33	$36.23	$33.00

Income from investment operations
Net investment income (loss) (1)(2)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	(2.74)	1.20	3.20

Total income (loss) from investment operations	(2.76)	1.22	3.23

Distributions
From net realized gain on security transactions	(0.36)	(0.12)

Total distributions	(0.36)	(0.12)

Net asset value, end of year/period	$34.21	$37.33	$36.23

Total return	(7.49)%	3.36%	9.79	% (3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,741	$2,877	$1,560
Ratio of expenses to average net assets (5)	0.80%	0.66%	0.73	% (4)
Ratio of net investment income (loss) to average net assets (5)	(0.04)%	0.06%	0.13	% (4)
Portfolio turnover rate (3)	1%	7%	3%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2016

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2016, in valuing the Funds’ assets carried at fair value.

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$29,440,018	$54,516	$—	$29,494,534
Corporate Bonds & Notes	—	282,763	—	282,763
Investment Companies	3,395,175	—	—	3,395,175
Preferred Stocks	73,000	—	—	73,000

Total	$32,908,193	$337,279	$—	$33,245,472

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$52,837,948	$—	$—	$52,837,948
Investment Companies	6,215,167	—	—	6,215,167
U.S. Treasury Notes & Bonds	—	7,728,272	—	7,728,272

Total	$59,053,115	$7,728,272	$—	$66,781,387

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$151,735,287	$—	$—	$151,735,287
Corporate Bonds & Notes	—	144,794,653	—	144,794,653
Investment Companies	235,888,318	—	—	235,888,318
Preferred Stocks	8,059,852	—	—	8,059,852
U.S. Treasury Notes & Bonds	—	74,811,843	—	74,811,843

Total	$395,683,457	$219,606,496	$—	$615,289,953

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Corporate Bonds & Notes	$—	$17,773,563	$—	$17,773,563
Investment Companies	10,162,505	—	—	10,162,505
Preferred Stocks	146,318	—	—	146,318
U.S. Treasury Notes & Bonds	—	1,909,343	—	1,909,343

Total	$10,308,823	$19,682,906	$—	$29,991,729

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$20,396,751	$85,500	$—	$20,482,251
Investment Companies	2,810,260	—	—	2,810,260

Total	$23,207,011	$85,500	$—	$23,292,511

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$33,453,444	$—	$—	$33,453,444

See schedule of investments for breakdown of industries in which the Funds invest. There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets

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NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Core Income Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. On March 30, 2016, the Trust’s Board of Trustees approved, subject to shareholder approval, the merger of the Value Fund into the Capital Income Fund. There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

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NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund. During the year ended January 31, 2016, the Advisor voluntarily waived $12,862 of fees for the Core Income Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the year ended January 31, 2016, the Advisor received $43,758, $47,657, $103,813, $42,674, $42,860, and $36,699 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund, respectively.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

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NOTES TO FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the year ended January 31, 2016, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$10,979,431	$11,663,218	$—	$—
Growth Fund	27,418,166	35,599,913	8,073,756	400,416
Income Fund	690,166,418	822,015,606	74,499,109	—
Core Income Fund	27,852,765	21,655,109	1,899,197	—
Value Fund	8,432,853	13,149,091	—	—
Master Allocation Fund	500,000	6,400,000	—	—

7.	Fund Share Transactions

Share transactions for the period ended January 31, 2016 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$2,201,229	$329,037	$(1,730,923)	$799,343	49,719	7,858	(40,934)	16,643
Class L	1,788,286	602,134	(3,847,946)	(1,457,526)	41,903	14,768	(90,589)	(33,918)
Institutional Class	3,564,914	518,738	(3,010,084)	1,073,568	80,184	12,152	(69,712)	22,624
Growth Fund:
Class A	7,320,935	465,869	(7,371,566)	415,238	495,227	32,285	(509,488)	18,024
Class L	6,751,011	943,333	(11,330,296)	(3,635,952)	515,534	74,513	(874,502)	(284,455)
Institutional Class	10,969,917	274,276	(5,971,071)	5,273,122	705,376	18,128	(405,943)	317,561
Income Fund:
Class A	44,359,004	10,367,839	(73,236,934)	(18,510,091)	4,197,252	1,016,730	(7,080,409)	(1,866,427)
Class L	81,410,779	27,807,408	(134,719,241)	(25,501,054)	8,055,449	2,853,801	(13,859,976)	(2,950,726)
Institutional Class	93,535,637	12,328,664	(111,414,647)	(5,550,346)	8,500,687	1,160,723	(10,624,472)	(963,062)
Core Income Fund:
Class A	3,200,706	191,282	(935,770)	2,456,218	268,608	16,123	(79,502)	205,229
Class L	9,789,385	589,700	(3,727,505)	6,651,580	905,379	53,734	(340,986)	618,127
Institutional Class	4,172,526	186,762	(5,418,018)	(1,058,730)	327,935	14,772	(421,413)	(78,706)
Value Fund:
Class A	418,129	—	(4,196,132)	(3,778,003)	23,223	—	(238,195)	(214,972)
Class L	531,433	—	(1,515,233)	(983,800)	31,577	—	(90,265)	(58,688)
Institutional Class	710,481	—	(548,519)	161,962	36,154	—	(28,522)	7,632
Master Allocation Fund:
Class A	659,872	78,968	(2,889,174)	(2,150,334)	17,919	2,184	(79,600)	(59,497)
Class L	4,053,910	282,582	(6,939,990)	(2,603,498)	113,226	8,085	(196,827)	(75,516)
Institutional Class	437,057	19,365	(1,408,093)	(951,671)	11,577	516	(38,267)	(26,174)

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NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions, continued

At January 31, 2016, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,503,854	$27,046,151	$140,412,138	$5,376,931	$14,220,842	$7,235,292
Class L	9,364,249	28,196,092	331,362,468	20,714,911	7,626,322	24,379,148
Institutional Class	18,373,930	11,450,976	146,738,340	3,986,149	1,414,214	1,741,197

Share transactions for the period ended January 31, 2015 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$2,038,159	$142,121	$(2,152,553)	$27,727	43,959	3,109	(48,337)	(1,269)
Class L	2,613,894	281,856	(1,268,903)	1,626,847	58,594	6,339	(28,289)	36,644
Institutional Class	4,058,950	229,599	(4,341,941)	(53,392)	87,988	4,929	(93,019)	(102)
Growth Fund:
Class A	6,656,643	—	(5,659,919)	996,724	460,742	—	(399,409)	61,333
Class L	6,767,524	—	(6,300,272)	467,252	525,516	—	(492,212)	33,304
Institutional Class	6,809,898	—	(3,389,564)	3,420,334	449,671	—	(222,173)	227,498
Income Fund:
Class A	84,002,352	10,345,962	(111,750,526)	(17,402,212)	7,089,727	883,470	(9,582,568)	(1,609,371)
Class L	175,558,632	22,418,861	(82,472,703)	115,504,790	15,449,611	2,004,910	(7,451,186)	10,003,335
Institutional Class	155,150,357	8,731,228	(66,878,690)	97,002,895	12,867,932	725,115	(5,651,192)	7,941,855
Core Income Fund:
Class A	1,601,721	120,224	(1,637,104)	84,841	128,311	9,481	(129,087)	8,705
Class L	5,615,025	513,424	(4,272,567)	1,855,882	477,447	43,619	(362,037)	159,029
Institutional Class	4,698,785	110,597	(383,455)	4,425,927	356,509	8,266	(29,190)	335,585
Value Fund:
Class A	2,425,288	—	(2,320,223)	105,065	135,992	—	(129,616)	6,376
Class L	809,505	—	(1,774,182)	(964,677)	49,772	—	(109,803)	(60,031)
Institutional Class	981,700	—	—	981,700	52,778	—	—	52,778
Master Allocation Fund:
Class A	1,947,570	32,571	(4,130,604)	(2,150,463)	52,592	875	(112,072)	(58,605)
Class L	6,557,212	102,944	(6,784,883)	(124,727)	182,126	2,847	(189,580)	(4,607)
Institutional Class	1,523,515	7,867	(224,615)	1,306,767	39,730	205	(5,907)	34,028

At January 31, 2015, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,559,479	$29,342,982	$186,423,138	$3,285,158	$19,170,723	$10,087,238
Class L	12,205,751	34,911,334	424,727,468	15,396,107	9,264,046	29,538,681
Institutional Class	19,971,406	7,743,738	184,048,687	5,275,747	1,392,804	2,877,100

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NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2016, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Cost of investments	$31,869,688	$57,068,910	$705,859,171	$30,939,025	$21,472,799	$20,658,329

Gross unrealized appreciation	$4,620,233	$12,789,578	$2,639,938	$99,400	$3,998,671	$12,817,773
Gross unrealized depreciation	(3,244,449)	(3,077,101)	(93,209,156)	(1,046,696)	(2,178,959)	(22,658)

Net unrealized appreciation/ (depreciation) on investments	$1,375,784	$9,712,477	$(90,569,218)	$(947,296)	$1,819,712	$12,795,115

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

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NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended January 31, 2016, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
Capital Income Fund	$—	$—	$—
Growth Fund	(187,816)	187,816	—
Income Fund	—	—	—
Core Income Fund	—	—	—
Value Fund	—	—	—
Master Allocation Fund	(351,484)	351,484	—

As of January 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Undistributed ordinary income	$435,929	$—	$2,630,881	$231,450	$69,602	$4,164
Undistributed long-term capital gains	89,505	607,633	—	—	705,906	1,385,510

Accumulated earnings	525,434	607,633	2,630,881	231,450	775,508	1,389,674
Accumulated capital and other losses	—	—	(123,393,866)	(5,063,939)	—	—
Unrealized appreciation/(depreciation) on investments	1,375,784	9,712,477	(90,569,217)	(947,296)	1,819,712	12,795,115

Total accumulated earnings/(deficit)	$1,901,218	$10,320,110	$(211,332,202)	$(5,779,785)	$2,595,220	$14,184,789

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NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid during the years ended January 31, 2016 and 2015 were as follows:

	January 31, 2016
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$826,000	$1,491,284	$2,317,284
Growth Fund	—	2,112,285	2,112,285
Income Fund	59,791,000	—	59,791,000
Core Income Fund	1,011,000	—	1,011,000
Value Fund	—	—	—
Master Allocation Fund	—	390,000	390,000

	January 31, 2015
	Ordinary Income	Long Term Capital Gains	Total Distributions
Capital Income Fund	$793,000	$397,000	$1,190,000
Growth Fund	—	—	—
Income Fund	55,409,000	—	55,409,000
Core Income Fund	788,000	—	788,000
Value Fund	—	—	—
Master Allocation Fund	—	149,559	149,559

At January 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

			Not Subject to Expiration
	2017	2018	Short-Term	Long-Term	Total
Capital Income Fund	$—	$—	$—	$—	$—
Growth Fund	—	—	—	—	—
Income Fund	72,378	62,313	68,419,307	54,839,868	123,393,866
Core Income Fund	—	2,966,687	693,206	1,131,586	4,791,479
Value Fund	—	—	—	—	—
Master Allocation Fund	—	—	—	—	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended January 31, 2016, the Value Fund utilized capital loss carryforwards of $2,534,836. As of January 31, 2016, the Core Income Fund had $272,460 of Post-October capital losses.

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NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2016, the Funds had Post-October capital losses of:

Capital Income Fund	$—
Growth Fund	—
Income Fund	—
Core Income Fund	272,460
Value Fund	—
Master Allocation Fund	—

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the year ended January 31, 2016 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2016	Value 1/31/2016	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	285,324	11,693	(28,226)	268,791	$10,638,735	$309,740	$421,406
API Growth Fund	999,962	—	(139,892)	860,070	11,275,513	—	744,527
API Value Fund	869,827	—	(180,075)	689,752	11,194,674	—	535,885

Total	2,155,113	11,693	(348,193)	1,818,613	$33,108,922	$309,740	$1,701,818

10.	Recently Issued Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015–07, Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015–07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

American Pension Investors Trust

Lynchburg, Virginia

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the American Pension Investors Trust, (comprised of the API Efficient Frontier Capital Income Fund, API Efficient Frontier Growth Fund, API Efficient Frontier Income Fund, API Efficient Frontier Core Income Fund, API Efficient Frontier Value Fund, and API Master Allocation Fund, collectively referred to as the “Funds”), as of January 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Pension Investors Trust as of January 31, 2016, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 31, 2016

The graphs that follow assume an initial investment of $10,000 made on January 31, 2006 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2016. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Free GTR Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade fixed-rate taxable bond market and also is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Gross operating expense ratios by Fund and share class, as disclosed in the current prospectus as of the date of this report, are: Capital Income Fund Class A - 1.80%; Capital Income Fund Class L - 2.30%; Capital Income Fund Institutional Class - 1.30%; Growth Fund Class A - 1.41%; Growth Fund Class L - 2.41%; Growth Fund Institutional Class - 1.41%; Income Fund Class A - 2.59%; Income Fund Class L - 3.09%; Income Fund Institutional Class - 2.09%; Core Income Fund Class A - 1.48%; Core Income Fund Class L - 2.48%; Core Income Fund Institutional Class - 1.48%; Value Fund Class A -1.58%; Value Fund Class L - 2.48%; Value Fund Institutional Class - 1.58%; Master Allocation Fund Class A - 2.50%; Master Allocation Fund Class L - 3.00%; Master Allocation Fund Institutional Class - 2.00%.

The performance data quoted represents past performance and does not guarantee future results. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Funds, to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2015 to January 31, 2016.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 1/31/2016	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.66%
Actual	$1,000.00	$912.00	$8.00
Hypothetical (5% return before expenses)	1,000.00	1,016.84	8.44
Class L				2.16%
Actual	1,000.00	909.90	10.40
Hypothetical (5% return before expenses)	1,000.00	1,014.32	10.97
Institutional Class				1.16%
Actual	1,000.00	914.50	5.60
Hypothetical (5% return before expenses)	1,000.00	1,019.36	5.90

Growth Fund
Class A				1.38%
Actual	1,000.00	871.40	6.51
Hypothetical (5% return before expenses)	1,000.00	1,018.25	7.02
Class L				2.38%
Actual	1,000.00	867.60	11.20
Hypothetical (5% return before expenses)	1,000.00	1,013.21	12.08
Institutional Class				1.38%
Actual	1,000.00	871.60	6.51
Hypothetical (5% return before expenses)	1,000.00	1,018.25	7.02

Income Fund
Class A				1.12%
Actual	1,000.00	896.90	5.35
Hypothetical (5% return before expenses)	1,000.00	1,019.56	5.70
Class L				1.62%
Actual	1,000.00	894.30	7.73
Hypothetical (5% return before expenses)	1,000.00	1,017.04	8.24
Institutional Class				0.62%
Actual	1,000.00	898.90	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.08	3.16

Core Income Fund
Class A				1.39%
Actual	1,000.00	958.50	6.86
Hypothetical (5% return before expenses)	1,000.00	1,018.20	7.07
Class L				2.39%
Actual	1,000.00	954.70	11.78
Hypothetical (5% return before expenses)	1,000.00	1,013.16	12.13
Institutional Class				1.39%
Actual	1,000.00	958.40	6.86
Hypothetical (5% return before expenses)	1,000.00	1,018.20	7.07

Value Fund
Class A				1.56%
Actual	1,000.00	853.80	7.29
Hypothetical (5% return before expenses)	1,000.00	1,017.34	7.93
Class L				2.46%
Actual	1,000.00	849.60	11.47
Hypothetical (5% return before expenses)	1,000.00	1,012.80	12.48
Institutional Class				1.56%
Actual	1,000.00	853.30	7.29
Hypothetical (5% return before expenses)	1,000.00	1,017.34	7.93

	Beginning Account Value	Ending Account Value 1/31/2016	Expenses Paid * During the Period	Annualized Expense Ratio
Master Allocation Fund
Class A				1.30%
Actual	$1,000.00	$872.30	$6.13
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61
Class L				1.80%
Actual	1,000.00	870.10	8.48
Hypothetical (5% return before expenses)	1,000.00	1,016.13	9.15
Institutional Class				0.80%
Actual	1,000.00	874.50	3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.17	4.08

*	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365 (to reflect the one-half year period).

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 65	President and Trustee	Since 1985	All (consisting of six portfolios)	President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services). He is the father of David M. Basten.

David M. Basten Age 38	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of six portfolios)	Portfolio Manager, Yorktown Management & Research Company, Inc.. He is the son of David D. Basten.

Mark A. Borel Age 63	Trustee	Since 1985	All (consisting of six portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); President, Humble, LLC (real estate); Partner, JBO, LLC (real estate); Partner, JAMBO International, LLC (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbor’s Place Restaurant; Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Partner, A & K - BO, LLC (real estate); Partner, TABO International, LLC (real estate); Partner, Braxton Park, LLC (real estate); Partner, BOJAM, LLC (commercial real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate)

Stephen B. Cox Age 67	Trustee	Since 1995	All (consisting of six portfolios)	Retired

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

G. Edgar Dawson III Age 59	Trustee	Since 1995	All (consisting of six portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 63	Trustee	Since 1988	All (consisting of six portfolios)	Retired; Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2016 and January 31, 2015 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $108,000 and $105,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2016 and January 31, 2015 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2016 and January 31, 2015 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $21,500 and $21,000, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2016 and January 31, 2015 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2016 and January 31, 2015 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,500 and $21,000, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: April 7, 2016

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 7, 2016

/s/ David D. Basten
David D. Basten
President

Date: April 7, 2016

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer